UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
MUNICIPAL BONDS AND NOTES--103.4%
CALIFORNIA--97.6%
$   695,000   Adelanto, CA Improvement Agency, Series B(1)            5.500%    12/01/2023   12/01/2008(A) $    695,042
    210,000   Adelanto, CA Public Financing Authority,
                 Series B(1)                                          6.300     09/01/2028   07/12/2023(B)      180,590
    135,000   Alameda County, CA COP (Alameda County Medical
                 Center)(1)                                           5.300     06/01/2026   12/01/2008(A)      135,003
     25,000   Alvord, CA Unified School District Community
                 Facilities District                                  6.200     09/01/2025   04/02/2024(B)       21,746
     20,000   Apple Valley, CA Improvement Bond Act 1915              6.900     09/02/2015   03/02/2009(A)       20,389
     15,000   Aromas, CA Water District                               5.600     09/01/2018   04/02/2017(B)       13,250
     15,000   Atwater, CA Redevel. Agency (Downtown Redevel.)         5.500     06/01/2019   06/01/2019          12,992
     25,000   Azusa, CA COP(1)                                        5.750     08/01/2020   02/01/2009(A)       25,118
     35,000   Bakersfield, CA Improvement Bond Act 1915               5.600     09/02/2020   03/02/2016(B)       30,505
     45,000   Bakersfield, CA Improvement Bond Act 1915               6.100     09/02/2024   10/15/2022(B)       39,062
     25,000   Beaumont, CA Financing Authority, Series A              5.700     09/01/2035   10/10/2033(B)       18,677
    130,000   Beaumont, CA Financing Authority, Series A(1)           7.000     09/01/2023   03/01/2009(A)      122,672
     55,000   Beaumont, CA Financing Authority, Series B              6.000     09/01/2034   04/01/2030(B)       43,055
     30,000   Belmont, CA Redevel. Agency (Los Costano
                 Community Devel.)(1)                                 5.500     08/01/2016   02/01/2009(A)       30,046
     50,000   Blythe, CA Redevel. Agency (Redevel. Project
                 No. 1 Tax Allocation)                                5.750     05/01/2034   06/29/2032(B)       38,191
    750,000   Blythe, CA Redevel. Agency (Redevel. Project
                 No. 1 Tax Allocation)(1)                             6.200     05/01/2031   10/18/2023(B)      619,553
    145,000   Bonita Canyon, CA Public Facilities Financing
                 Authority(1)                                         5.375     09/01/2028   11/21/2022(B)      110,264
     25,000   Brawley, CA Union High School District(1)               5.000     08/01/2028   03/23/2026(B)       23,389
     80,000   Brentwood, CA Improvement Bond Act 1915                 6.800     09/02/2017   03/02/2009(A)       79,833
     25,000   Brentwood, CA Infrastructure Financing
                 Authority (Water & Sewer)(1)                         5.625     07/01/2026   01/01/2009(A)       24,654
     30,000   Brisbane, CA Improvement Bond Act 1915
                 (Northeast Ridge)                                    5.875     09/02/2020   03/30/2019(B)       26,712
    205,000   Brisbane, CA Public Financing Authority(1)              6.000     05/01/2026   07/25/2023(B)      169,752
     35,000   Buena Park, CA Special Tax (Park Mall)                  6.125     09/01/2033   10/15/2031(B)       28,328
    250,000   Burbank, CA Community Facilities District
                 Special Tax(1)                                       5.200     12/01/2023   06/24/2022(B)      198,185
     25,000   Burbank, CA Public Service Dept.(1)                     5.125     06/01/2016   12/01/2008(A)       25,294


             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    40,000   CA ABAG Finance Authority for NonProfit
                 Corporations (Driftwood Family
                 Apartments)(1)                                       5.300%    06/01/2029   03/05/2025(B) $     33,056
    280,000   CA ABAG Finance Authority for NonProfit
                 Corporations (Lincoln Glen Manor)(1)                 6.100     02/15/2025   02/15/2009(A)      275,601
    100,000   CA ABAG Finance Authority for NonProfit
                 Corporations (San Diego Hospital Assoc.)(1)          6.125     08/15/2020   02/15/2011(A)       98,068
     10,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP(1)                                  5.600     11/01/2023   11/01/2008(A)        9,390
     10,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP(1)                                  5.750     08/15/2014   02/15/2009(A)       10,005
     20,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP(1)                                  5.800     03/01/2023   03/01/2009(A)       19,176
    150,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (American Baptist Homes of
                 the West)(1)                                         5.850     10/01/2027   09/17/2023(B)      127,029
     55,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (American Baptist Homes of
                 the West)(1)                                         6.100     10/01/2017   10/01/2009(A)       52,968
     25,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (Episcopal Homes
                 Foundation)(1)                                       5.125     07/01/2013   07/01/2010(A)       24,496
     90,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (Home for Jewish
                 Parents)(1)                                          5.625     05/15/2022   11/15/2008(A)       90,223
     30,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (Home for Jewish
                 Parents)(1)                                          5.625     05/15/2022   05/15/2009(A)       28,463
    275,000   CA ABAG Finance Authority for NonProfit
                 Corporations COP (Lytton Gardens)(1)                 6.000     02/15/2019   02/15/2009(A)      275,157
     55,000   CA ABAG Tax Allocation, Series A(1)                     5.800     12/15/2008   12/15/2008          55,224
     65,000   CA ABAG Tax Allocation, Series A(1)                     6.000     12/15/2014   12/15/2008(A)       65,241
    100,000   CA Affordable Hsg. Agency (Merced County Hsg.
                 Authority)                                           6.500     01/01/2033   01/01/2029(B)       80,985
  2,455,000   CA Aztec Shops Auxiliary Organization (San
                 Diego State University)(1)                           6.000     09/01/2031   05/02/2029(B)    2,069,172
  9,720,000   CA County Tobacco Securitization Agency                 5.830(2)  06/01/2033   03/18/2015(B)      899,489
  1,810,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            0.000(3)  06/01/2021   03/15/2014(C)    1,191,704
  1,240,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            0.000(3)  06/01/2028   09/12/2018(B)      731,327


             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$ 4,035,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            0.000%(3) 06/01/2028   01/16/2017(B) $  2,956,727
  5,000,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            0.000(3)  06/01/2036   11/23/2021(B)    2,740,300
    290,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            5.500     06/01/2033   06/01/2011(C)      222,523
  1,680,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            5.750     06/01/2029   11/23/2011(C)    1,366,478
     25,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            5.875     06/01/2027   06/01/2014(B)       20,667
    290,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            5.875     06/01/2035   03/28/2017(B)      213,666
    280,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            5.875     06/01/2043   08/27/2019(B)      201,765
    765,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            6.000     06/01/2029   06/01/2012(B)      636,159
    665,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            6.000     06/01/2035   05/01/2018(B)      498,777
    435,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            6.000     06/01/2042   01/01/2020(B)      320,199
 10,700,000   CA County Tobacco Securitization Agency (TASC)          6.068(2)  06/01/2046   09/09/2028(B)      257,228
 51,520,000   CA County Tobacco Securitization Agency (TASC)          6.192(2)  06/01/2050   01/02/2026(B)      832,563
     50,000   CA County Tobacco Securitization Agency
                 (TASC)(1)                                            6.250     06/01/2037   06/11/2017(B)       38,612
  3,520,000   CA Dept. of Transportation COP(1)                       5.250     03/01/2016   03/01/2009(A)    3,545,414
     85,000   CA Dept. of Veterans Affairs Home Purchase(1)           5.200     12/01/2027   09/09/2024(B)       80,336
     60,000   CA Dept. of Veterans Affairs Home Purchase(1)           5.200     12/01/2028   01/10/2025(B)       57,740
  3,590,000   CA Dept. of Veterans Affairs Home Purchase(1)           5.450     12/01/2019   12/01/2008(A)    3,530,406
     10,000   CA Dept. of Veterans Affairs Home Purchase(1)           5.500     12/01/2018   11/29/2014(B)        9,441
  5,950,000   CA Dept. of Veterans Affairs Home Purchase(1)           5.500     12/01/2019   03/21/2017(B)    5,521,600
     25,000   CA Dept. of Water Resources (Center Valley)(1)          5.000     12/01/2029   10/03/2027(B)       24,177
     15,000   CA Dept. of Water Resources (Center Valley)(1)          5.125     12/01/2011   12/01/2008(A)       15,027
     15,000   CA Dept. of Water Resources (Center Valley)(1)          5.125     12/01/2012   12/01/2008(A)       15,024
     45,000   CA Dept. of Water Resources (Center Valley)(1)          5.250     12/01/2017   12/01/2008(A)       45,041
    515,000   CA Dept. of Water Resources (Center Valley)(1)          5.250     07/01/2022   01/01/2009(A)      523,415


             3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   310,000   CA Dept. of Water Resources (Center Valley)(1)          5.375%    12/01/2027   12/01/2008(A) $    302,579
     25,000   CA Dept. of Water Resources (Center Valley)(1)          5.400     07/01/2012   01/01/2009(A)       25,052
     25,000   CA East Side Union High School District(1)              5.250     09/01/2025   03/01/2009(A)       25,002
     20,000   CA Educational Facilities Authority                     5.125     04/01/2017   04/01/2009(A)       20,489
     45,000   CA Educational Facilities Authority(1)                  5.125     04/01/2017   04/01/2017          39,218
     25,000   CA Educational Facilities Authority
                 (California College of Arts and Crafts)(1)           5.875     06/01/2030   07/11/2028(B)       19,622
      5,000   CA Educational Facilities Authority (College
                 and University Financing)                            6.125     06/01/2009   12/01/2008(A)        5,014
      5,000   CA Educational Facilities Authority (College
                 and University Financing)                            6.250     06/01/2018   12/01/2008(A)        5,015
     85,000   CA Educational Facilities Authority (Dominican
                 University of California/Harvey Mudd
                 College Obligated Group)(1)                          5.500     03/01/2011   03/01/2009(A)       85,697
     15,000   CA Educational Facilities Authority (Los
                 Angeles College of Chiropractic)(1)                  5.600     11/01/2017   10/12/2013(B)       12,814
     50,000   CA Educational Facilities Authority (Stanford
                 University)(1)                                       5.125     01/01/2031   01/01/2031          48,609
     35,000   CA Educational Facilities Authority
                 (University of Southern California)(1)               5.000     10/01/2028   10/01/2028          33,426
    335,000   CA Financing Authority (Wastewater
                 Improvement)(1)                                      6.100     11/01/2033   12/17/2031(B)      269,980
     60,000   CA GO(1)                                                4.800     08/01/2014   02/01/2009(A)       60,028
     25,000   CA GO(1)                                                5.000     06/01/2017   12/01/2008(A)       25,010
     25,000   CA GO(1)                                                5.000     06/01/2019   12/02/2008(A)       24,904
      5,000   CA GO(1)                                                5.000     06/01/2019   06/01/2011(A)        4,981
      5,000   CA GO(1)                                                5.000     02/01/2021   02/01/2009(A)        4,940
    100,000   CA GO(1)                                                5.000     11/01/2022   11/01/2008(A)       99,008
     75,000   CA GO(1)                                                5.000     10/01/2023   10/01/2023          72,173
     10,000   CA GO(1)                                                5.000     10/01/2023   04/01/2009(A)        9,845
     10,000   CA GO(1)                                                5.000     02/01/2025   06/13/2024(B)        9,487
     45,000   CA GO(1)                                                5.000     02/01/2025   06/13/2024(B)       42,692
     60,000   CA GO(1)                                                5.100     03/01/2010   03/01/2009(A)       60,105
     25,000   CA GO(1)                                                5.125     10/01/2027   10/01/2027          23,708
     25,000   CA GO(1)                                                5.150     12/01/2013   12/01/2008(A)       25,005
     15,000   CA GO(1)                                                5.200     06/01/2010   12/01/2008(A)       15,027
    105,000   CA GO(1)                                                5.250     06/01/2011   12/01/2008(A)      105,176
     25,000   CA GO(1)                                                5.250     10/01/2013   04/01/2009(A)       25,251
     20,000   CA GO(1)                                                5.250     06/01/2016   12/01/2008(A)       20,034
     25,000   CA GO(1)                                                5.250     04/01/2018   04/01/2009(A)       25,005


             4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    10,000   CA GO(1)                                                5.250%    04/01/2019   04/01/2009(A) $     10,001
     10,000   CA GO(1)                                                5.250     04/01/2021   04/01/2009(A)        9,995
    160,000   CA GO(1)                                                5.250     06/01/2021   12/01/2008(A)      160,000
     10,000   CA GO(1)                                                5.250     02/01/2029   08/06/2028(B)        9,497
     10,000   CA GO(1)                                                5.250     02/01/2030   02/01/2030           9,472
     15,000   CA GO(1)                                                5.300     09/01/2011   03/01/2009(A)       15,109
     15,000   CA GO(1)                                                5.350     12/01/2013   04/27/2011(A)       15,183
     15,000   CA GO(1)                                                5.375     06/01/2026   12/01/2008(A)       14,806
  2,780,000   CA GO(1)                                                5.400     12/01/2014   12/01/2008(A)    2,810,719
     70,000   CA GO(1)                                                5.500     03/01/2009   03/01/2009          70,715
     15,000   CA GO(1)                                                5.500     03/01/2010   03/01/2009(A)       15,129
    100,000   CA GO(1)                                                5.500     06/01/2010   12/01/2008(A)      100,206
     15,000   CA GO(1)                                                5.500     06/01/2013   12/01/2008(A)       15,028
     55,000   CA GO(1)                                                5.500     04/01/2015   04/01/2009(A)       55,597
     30,000   CA GO(1)                                                5.500     04/01/2019   04/01/2009(A)       30,200
     15,000   CA GO(1)                                                5.500     03/01/2020   03/01/2009(A)       15,101
     25,000   CA GO(1)                                                5.500     03/01/2020   03/01/2009(A)       25,168
     20,000   CA GO(1)                                                5.500     10/01/2022   04/01/2009(A)       20,014
      5,000   CA GO(1)                                                5.600     09/01/2021   03/01/2009(A)        5,005
     70,000   CA GO(1)                                                5.625     10/01/2021   04/01/2009(A)       70,636
    130,000   CA GO(1)                                                5.625     10/01/2023   04/01/2009(A)      130,926
     10,000   CA GO(1)                                                5.625     09/01/2024   03/01/2009(A)       10,006
     15,000   CA GO(1)                                                5.625     10/01/2026   04/01/2009(A)       15,007
     75,000   CA GO(1)                                                5.750     03/01/2010   03/01/2009(A)       75,692
      5,000   CA GO(1)                                                5.750     03/01/2012   03/01/2009(A)        5,042
     35,000   CA GO(1)                                                5.750     03/01/2015   03/01/2009(A)       35,310
    120,000   CA GO(1)                                                5.750     11/01/2017   11/01/2008(A)      121,536
     35,000   CA GO(1)                                                5.750     11/01/2017   11/01/2008(A)       35,448
     25,000   CA GO(1)                                                5.800     06/01/2013   12/01/2008(A)       25,053
     35,000   CA GO(1)                                                5.900     04/01/2023   04/01/2009(A)       35,280
    155,000   CA GO(1)                                                5.900     04/01/2023   04/01/2009(A)      156,528
     75,000   CA GO(1)                                                5.900     03/01/2025   03/01/2009(A)       75,155
     20,000   CA GO(1)                                                6.000     08/01/2010   02/01/2009(A)       20,154
     10,000   CA GO(1)                                                6.000     05/01/2011   11/01/2008(A)       10,155
     25,000   CA GO(1)                                                6.000     05/01/2012   11/01/2008(A)       25,392
     10,000   CA GO(1)                                                6.000     10/01/2014   04/01/2009(A)       10,130
     20,000   CA GO(1)                                                6.000     08/01/2015   02/01/2009(A)       20,148
     20,000   CA GO(1)                                                6.000     05/01/2018   11/01/2008(A)       20,310
      5,000   CA GO(1)                                                6.000     08/01/2019   02/01/2009(A)        5,010
     15,000   CA GO(1)                                                6.000     10/01/2021   04/01/2009(A)       15,046
     40,000   CA GO(1)                                                6.000     08/01/2024   02/01/2009(A)       40,211
    605,000   CA GO(1)                                                6.250     10/01/2019   04/01/2009(A)      613,561
      5,000   CA GO(1)                                                6.800     11/01/2008   11/01/2008           5,000


             5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   295,000   CA GO (Safe Drinking Water)(1)                          8.250%    09/01/2010   03/01/2009(A) $    300,254
  1,505,000   CA Golden State Tobacco Securitization Corp.(1)         5.000     06/01/2017   06/01/2017       1,410,862
     25,000   CA Golden State Tobacco Securitization Corp.(1)         5.000     06/01/2020   06/01/2020          22,729
  5,000,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                            0.000(3)  06/01/2037   05/22/2022(C)    2,035,000
 34,810,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                            4.500     06/01/2027   08/29/2012(B)   27,873,063
    575,000   CA Golden State Tobacco Securitization Corp.
                 (TASC)(1)                                            5.000     06/01/2018   06/01/2018         535,906
     10,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        5.000     07/01/2011   01/01/2009(A)       10,016
    145,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        5.000     07/01/2021   10/24/2019(B)      130,936
     15,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        5.125     07/01/2024   02/18/2022(B)       13,314
    160,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        5.250     07/01/2023   01/06/2020(B)      144,909
     30,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        5.250     07/01/2023   01/06/2020(B)       27,372
    175,000   CA Health Facilities Financing Authority
                 (Catholic Healthcare West)(1)                        6.000     07/01/2013   01/01/2009(A)      175,109
     60,000   CA Health Facilities Financing Authority
                 (Cedars-Sinai Medical Center)(1)                     5.250     08/01/2027   12/26/2023(B)       51,238
     70,000   CA Health Facilities Financing Authority
                 (Community Program)(1)                               7.200     01/01/2012   02/01/2009(A)       70,339
     50,000   CA Health Facilities Financing Authority
                 (Downey Community Hospital)(1)                       5.750     05/15/2015   08/04/2012(B)       38,584
     50,000   CA Health Facilities Financing Authority
                 (Fellowship Homes)(1)                                6.000     09/01/2019   03/01/2009(A)       49,956
    115,000   CA Health Facilities Financing Authority
                 (Marshall Hospital)(1)                               5.000     11/01/2018   11/01/2008(A)      108,343
     80,000   CA Health Facilities Financing Authority
                 (Marshall Hospital)(1)                               5.125     11/01/2012   11/01/2008(A)       80,038
     20,000   CA Health Facilities Financing Authority
                 (Mercy Senior Hsg.)(1)                               5.800     12/01/2018   12/01/2008(A)       19,976
     30,000   CA Health Facilities Financing Authority
                 (Providence Health System-Southern
                 California)(1)                                       5.500     10/01/2013   04/01/2009(A)       30,014


             6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    40,000   CA Health Facilities Financing Authority (San
                 Fernando Valley Community Mental Health
                 Center)(1)                                           5.250%    06/01/2023   06/14/2017(B) $     36,242
     50,000   CA Health Facilities Financing Authority
                 (Sunny View Lutheran Home)(1)                        5.100     01/01/2024   02/09/2022(B)       44,189
      5,000   CA Health Facilities Financing Authority
                 (Sutter Health)(1)                                   5.000     08/15/2017   02/15/2009(A)        5,054
    135,000   CA Health Facilities Financing Authority
                 (Sutter Health)(1)                                   5.125     08/15/2022   09/20/2020(B)      129,009
     30,000   CA Health Facilities Financing Authority
                 (Sutter Health)(1)                                   5.375     08/15/2030   08/15/2010(A)       26,474
  2,000,000   CA Health Facilities Financing Authority
                 (Sutter Health)(1)                                   6.250     08/15/2035   08/15/2010(A)    1,979,240
     40,000   CA HFA                                                  8.037(2)  08/01/2015   04/14/2011(B)       22,689
    115,000   CA HFA                                                  8.265(2)  02/01/2015   02/11/2011(B)       68,401
  7,250,000   CA HFA (Home Mtg.)(1)                                   5.000     08/01/2037   01/25/2012(B)    6,360,280
  6,885,000   CA HFA (Home Mtg.)(4)                                   5.500     02/01/2042   01/01/2012(A)    6,219,670
 14,000,000   CA HFA (Home Mtg.)(1)                                   5.500     08/01/2042   02/01/2017(B)   12,747,840
     55,000   CA HFA (Multifamily Hsg.)(1)                            5.375     08/01/2028   01/06/2026(B)       46,230
     35,000   CA HFA (Multifamily Hsg.)(1)                            5.375     02/01/2036   08/21/2031(B)       27,693
     15,000   CA HFA (Multifamily Hsg.)(1)                            5.400     08/01/2018   08/01/2010(A)       14,226
     40,000   CA HFA (Multifamily Hsg.)(1)                            5.400     08/01/2018   08/01/2010(A)       37,936
    445,000   CA HFA (Multifamily Hsg.)(1)                            5.450     08/01/2028   04/13/2024(B)      377,623
     85,000   CA HFA (Multifamily Hsg.)(1)                            5.850     02/01/2010   02/01/2009(A)       85,102
    630,000   CA HFA (Multifamily Hsg.)(1)                            5.950     08/01/2028   02/01/2009(A)      568,405
    320,000   CA HFA (Multifamily Hsg.)(1)                            6.050     08/01/2016   02/01/2009(A)      327,658
    130,000   CA HFA (Multifamily Hsg.)(1)                            6.050     08/01/2027   02/01/2009(A)      133,123
     25,000   CA HFA (Multifamily Hsg.)(1)                            6.050     08/01/2038   01/01/2035(B)       21,626
  2,340,000   CA HFA (Multifamily Hsg.)(1)                            6.150     08/01/2022   02/01/2009(A)    2,367,776
     25,000   CA HFA (Multifamily Hsg.), Series B(1)                  5.500     08/01/2039   03/26/2034(B)       19,893
     40,000   CA HFA (Multifamily Hsg.), Series B(1)                  5.850     08/01/2010   02/01/2009(A)       40,048
     15,000   CA HFA (Single Family Mtg.)(1)                          5.400     08/01/2028   02/01/2010(A)       14,743
     10,000   CA HFA (Single Family Mtg.),
                 Series A(1)                                          5.300     08/01/2018   02/01/2010(A)        9,771
  2,250,000   CA Hi-Desert Memorial Health Care District(1)           5.500     10/01/2015   04/01/2009(A)    2,043,158
  3,240,000   CA Home Mtg. Finance Authority (Homebuyers
                 Fund)(1)                                             6.000     02/01/2033   08/30/2012(A)    3,176,010
  1,245,000   CA Infrastructure and Economic Devel. (Copia:
                 The American Center for Wine, Food and the
                 Arts)                                                5.350(2)  12/01/2019   12/01/2019         290,832
  1,320,000   CA Infrastructure and Economic Devel. (Copia:
                 The American Center for Wine, Food and the
                 Arts)                                                5.400(2)  12/01/2020   12/01/2020         270,442


             7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$ 3,235,000   CA Infrastructure and Economic Devel. (Copia:
                 The American Center for Wine, Food and the
                 Arts)                                                5.420%(2) 12/01/2021   12/01/2021    $    561,499
     15,000   CA Infrastructure and Economic Devel.
                 (Stockton Port District)                             5.375     07/01/2022   02/23/2020(B)       11,482
     50,000   CA Infrastructure and Economic Devel.
                 (Stockton Port District)                             5.500     07/01/2032   06/08/2028(B)       35,493
  1,350,000   CA Inland Empire Tobacco Securitization
                 Authority(1)                                         5.000     06/01/2021   06/23/2013(B)    1,265,301
    235,000   CA Intercommunity Hospital Financing Authority
                 COP(1)                                               5.250     11/01/2019   10/03/2015(B)      204,466
     65,000   CA Loan Purchasing Finance Authority(1)                 5.600     10/01/2014   04/01/2009(A)       65,129
     35,000   CA M-S-R Public Power Agency (San Juan)(1)              6.000     07/01/2022   01/01/2009(A)       35,236
     10,000   CA Maritime Infrastructure Authority (Santa
                 Cruz Port District)                                  5.750     05/01/2024   05/01/2024           8,364
     90,000   CA Mobilehome Park Financing Authority
                 (Palomar Estates East & West)                        5.250     03/15/2034   01/28/2030(B)       62,402
     25,000   CA Padre Dam Municipal Water District COP(1)            5.500     10/01/2016   04/01/2009(A)       25,205
  1,350,000   CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)(1)                      6.750     09/01/2019   09/01/2019       1,086,332
 11,260,000   CA Pollution Control Financing Authority
                 (Pacific Gas and Electric Company)(1)                5.350     12/01/2016   12/01/2016      10,655,901
     30,000   CA Pollution Control Financing Authority
                 (Sacramento Biosolids Facility)                      5.300     12/01/2017   06/24/2016(B)       25,043
    240,000   CA Pollution Control Financing Authority
                 (Sacramento Biosolids Facility)(1)                   5.500     12/01/2024   07/27/2022(B)      181,082
    190,000   CA Pollution Control Financing Authority (San
                 Diego Gas & Electric Company)(1)                     5.850     06/01/2021   06/01/2021         175,142
    805,000   CA Pollution Control Financing Authority (San
                 Diego Gas & Electric Company)(1)                     5.850     06/01/2021   06/01/2021         742,049
    195,000   CA Pollution Control Financing Authority (San
                 Diego Gas & Electric Company)(1)                     5.850     06/01/2021   06/01/2021         179,751
     20,000   CA Pollution Control Financing Authority
                 (Southern California Edison Company)(1)              5.550     09/01/2031   09/01/2031          16,617
    485,000   CA Pollution Control Financing Authority
                 (Southern California Water Company)(1)               5.500     12/01/2026   12/01/2026         416,314
    515,000   CA Port of Oakland, Series K(1)                         5.750     11/01/2021   11/01/2021         466,219


             8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   150,000   CA Public Works(1)                                      5.250%    12/01/2013   12/01/2008(A) $    150,290
    115,000   CA Public Works (California Community College)(1)       5.375     03/01/2011   03/01/2009(A)      115,233
     45,000   CA Public Works (California Science Center)(1)          5.250     10/01/2017   04/01/2009(A)       45,534
     25,000   CA Public Works (Dept. of Corrections)(1)               5.000     09/01/2021   02/28/2021(B)       23,689
    175,000   CA Public Works (Dept. of Food and Agriculture)(1)      5.400     06/01/2013   12/01/2008(A)      175,313
    185,000   CA Public Works (State Universities)(1)                 5.250     12/01/2013   12/01/2008(A)      185,320
    590,000   CA Public Works (State Universities)(1)                 5.500     12/01/2018   12/01/2008(A)      590,218
    100,000   CA Public Works (Various Community Colleges)(1)         5.375     03/01/2013   03/01/2009(A)      100,203
     25,000   CA Public Works (Various Community Colleges)(1)         5.375     03/01/2014   03/01/2009(A)       25,051
     20,000   CA Public Works (Various Community Colleges)(1)         5.500     09/01/2011   03/01/2009(A)       20,037
     50,000   CA Public Works (Various Community Colleges)(1)         5.600     04/01/2014   04/01/2009(A)       50,430
  1,030,000   CA Public Works (Various Community Colleges)(1)         5.625     03/01/2016   03/01/2009(A)    1,031,669
  6,050,000   CA Public Works (Various Community Colleges)(1)         5.625     03/01/2016   03/01/2009(A)    6,059,801
    585,000   CA Public Works (Various Community Colleges)(1)         5.625     03/01/2019   03/01/2009(A)      585,766
     25,000   CA Public Works (Various State Universities)(1)         5.375     12/01/2019   12/01/2008(A)       25,309
     50,000   CA Public Works (Various State Universities)(1)         5.400     10/01/2022   10/01/2009(A)       49,325
     10,000   CA Public Works (Various State Universities)(1)         5.500     09/01/2015   03/01/2009(A)       10,119
      5,000   CA Resource Efficiency Financing Authority COP(1)       5.500     04/01/2017   04/01/2009(A)        5,050
     80,000   CA River Highlands Community Services District          7.750     09/02/2020   03/02/2009(A)       80,087
     15,000   CA River Highlands Community Services District          8.125     09/02/2020   03/02/2009(A)       15,021
  1,000,000   CA Rural Home Mtg. Finance Authority (Single
                 Family Mtg.)(1)                                      5.700     02/01/2033   02/01/2021(A)      971,890
  1,920,000   CA Rural Home Mtg. Finance Authority (Single
                 Family Mtg.)(1)                                      5.750     02/01/2044   06/30/2013(A)    1,838,650
     10,000   CA Rural Home Mtg. Finance Authority (Single
                 Family Mtg.)(1)                                      7.500     08/01/2027   08/25/2020(B)       10,171
    200,000   CA Rural Home Mtg. Finance Authority (Single
                 Family Mtg.), Series A(1)                            6.350     12/01/2029   04/01/2009(C)      204,344


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    90,000   CA Rural Home Mtg. Finance Authority (Single
                 Family Mtg.), Series A(1)                            7.000%    09/01/2029   03/01/2010(C) $     91,345
     40,000   CA Sierra View Local Health Care District(1)            5.250     07/01/2018   02/23/2016(B)       35,241
  6,000,000   CA Sierra View Local Health Care District(1)            5.400     07/01/2022   01/23/2021(B)    5,254,560
     25,000   CA Statewide CDA                                        6.625     09/01/2027   03/01/2009(A)       22,095
     10,000   CA Statewide CDA                                        7.000     07/01/2022   07/01/2009(A)        9,658
    100,000   CA Statewide CDA (Bouquet Canyon)(1)                    5.300     07/01/2018   04/07/2014(B)       93,970
    105,000   CA Statewide CDA (California Odd Fellow
                 Hsg.)(1)                                             5.375     10/01/2013   04/01/2009(A)      105,048
  2,000,000   CA Statewide CDA (Citrus Valley Health
                 Partners/Citrus Valley Medical
                 Center/Foothill Hospital Obligated Group)
                 COP(1)                                               5.500     04/01/2013   04/01/2010(A)    1,985,620
    160,000   CA Statewide CDA (East Campus Apartments)(1)            5.500     08/01/2022   05/12/2019(B)      137,488
    500,000   CA Statewide CDA (East Tabor Apartments)(1)             6.850     08/20/2036   02/20/2011(A)      512,315
    435,000   CA Statewide CDA (Eastfield Ming Quong)(1)              5.625     06/01/2020   12/01/2008(A)      435,705
     45,000   CA Statewide CDA (Escrow Term)                          6.750     09/01/2037   07/27/2036(B)       36,589
    250,000   CA Statewide CDA (Fairfield Apartments)(1)              6.500     01/01/2016   10/18/2012(B)      229,170
  4,725,000   CA Statewide CDA (Family House and Hsg.
                 Foundation-Torrence I)(1)                            7.000     04/20/2036   04/20/2011(A)    4,902,471
     10,000   CA Statewide CDA (GP Steinbeck)                         5.700     09/20/2019   09/20/2014(A)        9,595
     85,000   CA Statewide CDA (GP Steinbeck)                         5.897(2)  09/20/2027   09/20/2014(A)       21,786
    135,000   CA Statewide CDA (John Muir/Mt. Diablo Health
                 System)(1)                                           5.250     08/15/2027   08/15/2009(A)      137,232
    400,000   CA Statewide CDA (Kaiser Permanente)(1)                 5.300     12/01/2015   12/01/2008(A)      419,008
    250,000   CA Statewide CDA (Live Oak School)(1)                   6.750     10/01/2030   12/19/2023(B)      211,255
     20,000   CA Statewide CDA (Methodist Hospital of
                 Southern California)(1)                              5.500     07/01/2010   01/01/2009(A)       20,037
    100,000   CA Statewide CDA (Multifamily)                          5.696(2)  09/20/2021   09/20/2014(A)       40,746
    100,000   CA Statewide CDA (Multifamily)                          5.744(2)  09/20/2023   09/20/2014(A)       34,991
    200,000   CA Statewide CDA (Quail Ridge Apartments)(1)            5.375     07/01/2032   11/26/2029(B)      146,774
    430,000   CA Statewide CDA (Rio Bravo)(1, 5)                      6.500     12/01/2018   02/19/2014(B)      342,869
    560,000   CA Statewide CDA (Sycamore)(1)                          6.000     03/20/2038   02/07/2032(B)      482,524
     25,000   CA Statewide CDA Community Facilities District          6.350     09/01/2021   09/01/2012(A)       21,613


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$     5,000   CA Statewide CDA COP (CVHP/CVMC/FH Obligated
                 Group)(1)                                            5.000%    04/01/2018   05/06/2016(B) $      4,751
     45,000   CA Statewide CDA COP (CVHP/CVMC/FH Obligated
                 Group)(1)                                            5.125     04/01/2023   04/01/2010(A)       43,989
  1,295,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(1)                                 5.625     05/01/2029   07/30/2010(C)    1,027,453
    875,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(1)                                 5.625     05/01/2029   04/04/2011(C)      694,225
    250,000   CA Statewide Financing Authority Tobacco
                 Settlement (TASC)(1)                                 6.000     05/01/2037   10/01/2017(B)      186,370
     45,000   CA Valley Health System COP(1)                          6.875     05/15/2023   04/02/2017(B)       27,653
     15,000   CA Valley Health System, Series A(1)                    6.500     05/15/2025   05/21/2021(B)        9,218
     65,000   CA Valley Health System, Series A(6)                    6.500     05/15/2025   05/21/2021(B)       39,943
    100,000   CA Veterans GO(1)                                       4.700     12/01/2012   12/01/2008(A)      100,010
    950,000   CA Veterans GO(1)                                       5.125     12/01/2019   02/17/2017(B)      873,459
    180,000   CA Veterans GO(1)                                       5.300     12/01/2029   04/28/2026(B)      153,770
  1,730,000   CA Veterans GO(1)                                       5.400     12/01/2015   12/01/2008(A)    1,726,384
  4,445,000   CA Veterans GO, Series BH(1)                            5.400     12/01/2014   12/01/2008(A)    4,461,135
    310,000   CA Veterans GO, Series BH(1)                            5.400     12/01/2016   12/01/2009(A)      305,939
     45,000   CA Veterans GO, Series BJ(1)                            5.700     12/01/2032   09/16/2029(B)       39,938
    110,000   CA Veterans GO, Series BP(1)                            5.500     12/01/2026   10/01/2021(B)       99,041
    180,000   CA Veterans GO, Series BR(1)                            5.250     12/01/2026   11/26/2023(B)      156,607
     90,000   CA Veterans GO, Series BX(1)                            5.000     12/01/2014   12/01/2008(A)       89,252
     10,000   CA Veterans GO, Series BX(1)                            5.450     12/01/2024   12/01/2008(A)        9,999
  6,610,000   CA Veterans GO, Series BZ(1)                            5.350     12/01/2021   06/30/2020(B)    6,035,789
     75,000   CA Water Resource Devel. GO, Series N(1)                5.500     06/01/2011   12/01/2008(A)       75,138
     10,000   CA Water Resource Devel. GO, Series P(1)                5.800     06/01/2011   12/01/2008(A)       10,021
     25,000   CA Water Resource Devel. GO, Series P(1)                5.800     06/01/2014   12/01/2008(A)       25,053
     50,000   CA Water Resource Devel. GO, Series Q(1)                5.000     03/01/2016   03/01/2009(A)       50,072
     10,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                 3.750     09/01/2010   09/01/2010           9,200
    120,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                 6.000     09/01/2024   06/21/2021(B)       84,762
     50,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                 6.125     09/01/2031   03/23/2029(B)       33,018
    115,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                 6.750     09/01/2022   06/06/2018(C)       90,136


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    45,000   CA Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                 6.875%    09/01/2031   04/30/2027(B) $     32,750
    210,000   CA William S. Hart Union School District(1)             6.000     09/01/2027   04/13/2026(B)      172,446
     10,000   Calabasas, CA Special Tax Community Facilities
                 District 98-1                                        5.750     09/01/2028   06/18/2025(B)        7,913
     50,000   Calleguas-Las Virgines, CA Public Financing
                 Authority Municipal Water District(1)                5.000     11/01/2023   06/24/2021(B)       48,211
     75,000   Camarillo, CA Hsg. (Park Glenn Apartments)(1)           5.400     03/01/2028   12/23/2020(B)       63,505
     25,000   Campbell, CA Improvement Bond Act 1915
                 (Dillon-Gilman Local Improvement District)           7.150     09/02/2012   03/02/2009(A)       25,823
     60,000   Camrosa, CA Water District(1)                           5.500     01/15/2011   01/15/2009(A)       60,299
     40,000   Capistrano, CA Unified School District
                 (Education& Support Facilities) COP(1)               5.250     12/01/2026   06/27/2025(B)       38,463
     75,000   Capistrano, CA Unified School District (Las
                 Flores)(1)                                           5.000     09/01/2023   10/06/2021(B)       71,153
    130,000   Carlsbad, CA Hsg. and Redevel. Commission Tax
                 Allocation(1)                                        5.250     09/01/2019   03/01/2009(A)      130,036
     80,000   Carlsbad, CA Improvement Bond Act 1915                  5.550     09/02/2028   08/29/2022(B)       62,266
    120,000   Carlsbad, CA Improvement Bond Act 1915(1)               5.950     09/02/2025   10/15/2023(B)      102,162
     30,000   Carlsbad, CA Improvement Bond Act 1915                  6.000     09/02/2022   09/17/2021(B)       26,398
     25,000   Carlsbad, CA Unified School District COP
                 (Aviara Oaks Middle School)(1)                       5.300     06/01/2017   12/01/2008(A)       25,035
    125,000   Carlsbad, CA Unified School District COP
                 (Aviara Oaks Middle School)(1)                       5.300     06/01/2022   12/01/2008(A)      123,093
    100,000   Carson, CA Improvement Bond Act 1915(1)                 7.375     09/02/2022   03/02/2009(A)       96,573
     65,000   Castaic, CA Union School District Community
                 Facilities District No. 92-1                         8.500     10/01/2013   04/01/2009(A)       65,580
  2,750,000   Castaic, CA Union School District Community
                 Facilities District No. 92-1(1)                      9.000     10/01/2019   04/01/2009(A)    2,768,398
     70,000   Cathedral City, CA Improvement Bond Act 1915            5.950     09/02/2034   05/03/2032(B)       51,321
     50,000   Cathedral City, CA Special Tax Community
                 Facilities District No. 1                            6.625     09/01/2023   09/01/2010(A)       43,762
     50,000   Cathedral City, CA Special Tax Community
                 Facilities District No. 1                            6.700     09/01/2030   01/09/2028(B)       41,518
     20,000   Central CA Unified School District(1)                   5.625     03/01/2018   03/01/2009(A)       20,155
     50,000   Central Contra Costa, CA Sanitation District(1)         5.000     09/01/2022   09/01/2010(A)       49,750


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   150,000   Central Valley, CA Financing Authority
                 Cogeneration Project (Carson Ice)(1)                 5.200%    07/01/2020   01/01/2009(A) $    145,398
     35,000   Chico, CA Improvement Bond Act 1915 (Mission
                 Ranch)                                               6.625     09/02/2011   03/02/2009(A)       35,778
     95,000   Chico, CA Improvement Bond Act 1915 (Mission
                 Ranch)(1)                                            6.625     09/02/2012   03/02/2009(A)       96,966
    100,000   Chico, CA Improvement Bond Act 1915 (Mission
                 Ranch)(1)                                            6.625     09/02/2013   03/02/2009(A)      101,908
     25,000   Chino Hills, CA Improvement Bond Act 1915               7.500     09/02/2016   03/02/2009(A)       25,778
      5,000   Chino Hills, CA Improvement Bond Act 1915               7.600     09/02/2021   03/02/2009(A)        5,042
     55,000   Chino, CA Community Facilities District
                 Special Tax                                          5.750     09/01/2034   10/11/2032(B)       40,994
     25,000   Chowchilla, CA Improvement Bond Act 1915                6.700     09/02/2027   09/02/2014(A)       23,096
     55,000   Chula Vista, CA Community Facilities District
                 (Eastlake Woods)                                     5.700     09/01/2016   09/01/2013(A)       51,697
     15,000   Chula Vista, CA Community Facilities District
                 (Eastlake Woods)                                     6.100     09/01/2021   09/01/2021          13,515
     10,000   Chula Vista, CA Improvement Bond Act 1915
                 Assessment District No. 94-1 (Eastlake)              7.000     09/02/2015   03/02/2009(A)       10,249
  9,000,000   Chula Vista, CA Industrial Devel. (San Diego
                 Gas and Electric Company)(1)                         5.000     12/01/2027   12/01/2027       7,103,790
     60,000   Chula Vista, CA Special Tax                             7.625     09/01/2029   09/01/2009(A)       64,134
     25,000   Colton, CA Community Facilities District
                 Special Tax                                          5.800     09/01/2018   10/14/2016(B)       22,479
    175,000   Colton, CA Joint Unified School District(1)             5.700     09/01/2034   10/17/2030(B)      132,459
     50,000   Colton, CA Joint Unified School District COP(1)         5.100     06/01/2020   12/01/2008(A)       49,183
     45,000   Colton, CA Public Financing Authority(1)                5.300     08/01/2027   02/15/2018(B)       42,543
     50,000   Colton, CA Public Financing Authority, Series
                 B(1)                                                 5.875     08/01/2027   04/28/2019(B)       40,467
     20,000   Colton, CA Redevel. Agency (West Valley)                6.375     09/01/2035   01/23/2032(B)       16,696
     40,000   Concord, CA Joint Powers Financing Authority
                 (Concord Police Facilities)(1)                       5.250     08/01/2019   02/01/2009(A)       40,007
     20,000   Contra Costa County, CA Public Financing
                 Authority (Pleasant Hill Bart)                       5.125     08/01/2019   09/05/2017(B)       17,293
     25,000   Contra Costa, CA Community College District
                 COP (Diablo Valley College)(1)                       6.000     06/01/2021   12/01/2008(A)       25,015
    100,000   Corona, CA Redevel. Agency Tax Allocation(1)            5.400     09/01/2011   03/01/2009(A)      100,147


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    25,000   Corona, CA Redevel. Agency Tax Allocation(1)            5.500%    09/01/2016   03/01/2009(A) $     25,038
     15,000   Corona-Norco, CA Unified School District                5.625     09/01/2033   01/09/2030(B)       11,283
     85,000   Corona-Norco, CA Unified School District(1)             5.750     09/01/2014   03/01/2009(A)       85,150
     20,000   Costa Mesa, CA COP                                      5.750     12/01/2012   12/01/2008(A)       19,813
     55,000   Crescent City, CA Public Financing Authority            7.750     09/15/2012   03/15/2009(A)       55,068
     20,000   Cypress, CA Improvement Bond Act 1915
                 (Business and Professional Center)                   5.700     09/02/2022   08/17/2018(B)       16,638
     20,000   Davis, CA Joint Unified School District
                 Special Tax(1)                                       5.300     08/15/2024   02/15/2009(A)       20,010
     20,000   Davis, CA Public Facilities Financing
                 Authority (Local Agency)(1)                          5.750     09/01/2029   03/01/2009(A)       20,013
     10,000   Del Mar, CA Unified School District                     5.875     09/01/2029   10/13/2027(B)        8,067
     45,000   Dixon, CA Public Financing Authority(1)                 5.150     09/02/2020   03/02/2009(A)       44,448
     40,000   Dixon, CA Public Financing Authority                    5.700     09/02/2020   10/13/2017(B)       34,912
    480,000   Downey, CA Community Devel. Commission Tax
                 Allocation (Downey Redevel.)(1)                      5.125     08/01/2020   02/01/2009(A)      480,000
    245,000   Duarte, CA COP (Hope National Medical
                 Center)(1)                                           5.250     04/01/2024   05/08/2022(B)      197,022
    205,000   Duarte, CA Hsg. (Heritage Park Apartments)(1)           5.850     05/01/2030   05/01/2022(B)      180,230
     90,000   Eastern CA Municipal Water District Community
                 Facilities Special Tax (Crown Valley
                 Village)                                             5.500     09/01/2028   09/14/2027(B)       68,824
     65,000   Eastern CA Municipal Water District Community
                 Facilities Special Tax (Crown Valley
                 Village)                                             5.625     09/01/2034   04/30/2032(B)       48,633
     50,000   Eastern CA Municipal Water District Community
                 Facilities Special Tax (Promontory Park)             5.500     09/01/2024   03/24/2023(B)       39,564
     15,000   Eastern CA Municipal Water District
                 Improvement Bond Act 1915                            5.750     09/02/2020   09/02/2020          12,952
    140,000   El Dorado County, CA Special Tax(1)                     6.250     09/01/2029   09/03/2023(B)      118,952
     25,000   Emeryville, CA Public Financing Authority(1)            6.100     09/01/2012   03/01/2009(A)       25,046
    145,000   Emeryville, CA Public Financing Authority(1)            6.200     09/01/2025   08/27/2021(B)      133,281
     20,000   Encinitas, CA Improvement Bond Act 1915                 6.900     09/02/2017   03/01/2009(A)       19,269
     25,000   Fairfield, CA Improvement Bond Act 1915 (Green
                 Valley Road/Mangels Blvd.)                           7.200     09/02/2009   03/02/2009(A)       25,473


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$     5,000   Fairfield, CA Improvement Bond Act 1915 (Green
                 Valley Road/Mangels Blvd.)                           7.375%    09/02/2018   03/02/2009(A) $      5,133
     15,000   Florin, CA Resource Conservation District
                 COP(6)                                               6.000     02/01/2029   04/03/2027(B)       12,193
     10,000   Folsom, CA Improvement Bond Act 1915                    6.500     09/02/2013   03/02/2009(A)       10,009
     20,000   Folsom, CA Public Financing Authority(1)                5.000     11/01/2028   09/25/2024(B)       17,374
     25,000   Folsom, CA Public Financing Authority                   5.400     09/02/2020   08/14/2017(B)       20,874
     25,000   Folsom, CA Public Financing Authority                   5.625     09/02/2020   06/15/2017(B)       21,752
     30,000   Folsom, CA Special Tax Community Facilities
                 District No. 7                                       6.000     09/01/2024   08/22/2020(B)       25,134
    265,000   Fontana, CA Special Tax (Citrus)(1)                     5.000     09/01/2020   09/01/2020         214,679
     10,000   Fontana, CA Special Tax Community Facilities
                 District No. 4                                       7.125     10/01/2015   04/01/2009(A)       10,020
     25,000   Fowler, CA Public Financing Authority                   6.750     09/15/2023   09/15/2009(A)       23,009
     30,000   Fremont, CA Unified School District(1)                  5.250     09/01/2016   03/01/2009(A)       30,356
     25,000   Fresno, CA Unified School District COP(1)               4.625     05/01/2011   11/01/2008(A)       25,200
    100,000   Fresno, CA Water System, Series A(1)                    5.000     06/01/2024   05/27/2022(B)       90,715
     25,000   Fullerton, CA Community Facilities District
                 No. 1 Special Tax (Amerige Heights)                  6.200     09/01/2032   11/15/2028(B)       21,988
     80,000   Fullerton, CA School District Special Tax               6.300     09/01/2023   09/01/2013(A)       72,172
     10,000   Galt, CA Improvement Bond Act 1915                      5.900     09/02/2022   09/02/2022           8,675
     50,000   Garden Grove, CA COP (Bahia Village/Emerald
                 Isle)(1)                                             5.700     08/01/2023   02/01/2009(A)       50,187
     50,000   Garden Grove, CA Hsg. Authority (Rose Garden)           6.375     07/01/2012   01/01/2009(A)       46,042
     20,000   Granada, CA Sanitation District Improvement
                 Bond Act 1915                                        6.125     09/02/2022   09/16/2021(B)       17,852
    950,000   Grass Valley, CA Redevel. Agency Tax
                 Allocation(1)                                        6.400     12/01/2034   12/01/2010(A)      852,369
     15,000   Greenfield, CA Redevel. Agency                          6.000     02/01/2029   02/01/2029          12,324
     10,000   Hawthorne, CA Community Redevel. Agency
                 Special Tax                                          6.450     10/01/2017   10/01/2017           9,684
     10,000   Hawthorne, CA Community Redevel. Agency
                 Special Tax                                          6.600     10/01/2019   10/01/2019           9,573
    880,000   Hawthorne, CA Community Redevel. Agency
                 Special Tax(1)                                       6.750     10/01/2025   10/01/2012(A)      830,166
    130,000   Hawthorne, CA Parking Authority(1)                      8.000     09/01/2015   03/01/2009(A)      133,466
    155,000   Hawthorne, CA Parking Authority(1)                      8.125     09/01/2019   03/01/2009(A)      156,908
     45,000   Hayward, CA Improvement Bond Act 1915                   7.100     09/02/2018   03/01/2009(A)       45,009


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    50,000   Hayward, CA Public Finance Authority (Hayward
                 Water System)(1)                                     5.000%    06/01/2011   12/01/2008(A) $     50,056
     50,000   Hayward, CA Public Finance Authority (Hayward
                 Water System)(1)                                     5.100     06/01/2013   12/01/2008(A)       50,060
     40,000   Healdsburg, CA Community Redevel. Agency
                 (Sotoyome Community Devel.)(1)                       5.250     12/01/2025   12/01/2008(A)       38,813
  2,000,000   Hesperia, CA Public Financing Authority,
                 Tranche A(1)                                         6.250     09/01/2035   09/01/2035       1,639,920
     10,000   Hollister, CA Improvement Bond
                 Act 1915                                             7.125     09/02/2022   03/02/2009(A)        9,782
     15,000   Huntington Beach, CA Community Facilities
                 District(1)                                          5.400     10/01/2020   07/06/2017(B)       13,315
     20,000   Huntington Beach, CA Community Facilities
                 District Special Tax                                 6.250     09/01/2027   04/14/2026(B)       16,998
     25,000   Huntington Beach, CA Public Financing
                 Authority(1)                                         5.500     12/15/2022   12/15/2008(A)       25,052
     10,000   Huntington Beach, CA Public Financing
                 Authority(1)                                         5.500     12/15/2027   12/15/2008(A)        9,860
     35,000   Imperial County, CA Special Tax                         6.500     09/01/2031   03/04/2026(B)       29,304
     50,000   Indio, CA Community Facilities District
                 Special Tax (Talavera)                               5.000     09/01/2017   09/01/2017          42,662
    100,000   Indio, CA Hsg. (Olive Court Apartments)(1)              6.375     12/01/2026   12/01/2009(A)       96,160
     20,000   Indio, CA Improvement Bond Act 1915                     6.350     09/02/2027   09/02/2014(A)       17,208
     20,000   Indio, CA Improvement Bond Act 1915                     6.375     09/02/2027   06/27/2024(B)       17,261
     25,000   Industry, CA Urban Devel. Agency(1)                     5.000     05/01/2024   05/01/2024          23,959
 16,740,000   Inland, CA Empire Tobacco Securitization
                 Authority (TASC)(1)                                  4.625     06/01/2021   06/23/2013(B)   15,131,621
    150,000   Irvine, CA Improvement Bond Act 1915(1)                 5.550     09/02/2026   06/15/2023(B)      120,894
     20,000   Irvine, CA Improvement Bond Act 1915                    5.600     09/02/2022   11/21/2019(B)       16,895
     30,000   Irvine, CA Improvement Bond Act 1915                    5.625     09/02/2024   04/30/2022(B)       24,785
     25,000   Irvine, CA Mobile Home Park (Meadows Mobile
                 Home Park)                                           6.050     03/01/2028   02/23/2024(B)       19,606
    100,000   Irvine, CA Unified School District Special Tax
                 Community Facilities District No. 86-1(1)            5.500     11/01/2013   11/01/2008(A)      101,026
     30,000   Jefferson, CA Union High School District                5.000     08/01/2024   09/04/2022(B)       30,000
     25,000   Jefferson, CA Union High School District                5.125     08/01/2029   09/06/2027(B)       24,668
     80,000   Jurupa, CA Community Facilities District
                 Special Tax                                          5.875     09/01/2033   03/26/2029(B)       61,350
     50,000   Jurupa, CA Community Services District COP(1)           5.125     09/01/2013   03/01/2009(A)       50,108


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    20,000   Jurupa, CA Community Services District Special
                 Tax                                                  6.125%    09/01/2032   08/26/2028(B) $     15,970
     70,000   Kern County, CA (Fire Dept.) COP(1)                     5.250     05/01/2013   11/01/2008(A)       70,469
     50,000   Kern County, CA (Fire Dept.) COP(1)                     5.250     05/01/2015   11/01/2008(A)       50,335
     25,000   King, CA Community Devel. Agency Tax
                 Allocation (King City Redevel.)                      7.000     09/01/2021   03/01/2009(A)       24,541
      5,000   Kingsburg, CA Public Financing Authority                7.800     09/15/2010   03/15/2009(A)        5,009
     15,000   Kingsburg, CA Public Financing Authority                8.000     09/15/2021   03/15/2009(A)       15,004
    100,000   La Canada Flintridge, CA (City Hall
                 Acquisition) COP(1)                                  5.250     12/01/2021   12/01/2008(A)       99,996
     30,000   La Habra, CA Redevel. Agency Community
                 Facilities District                                  6.000     09/01/2014   03/02/2009(A)       29,578
     10,000   La Habra, CA Redevel. Agency Community
                 Facilities District                                  6.000     09/01/2019   10/13/2017(B)        9,128
     55,000   La Mesa, CA Improvement Bond Act 1915                   5.750     09/02/2023   08/18/2019(B)       45,436
    315,000   La Quinta, CA Redevel. Agency Tax Allocation(1)         5.200     09/01/2028   03/25/2022(B)      298,554
     15,000   La Verne, CA COP(1)                                     6.000     11/01/2018   11/01/2008(A)       15,025
  1,800,000   Lake Elsinore, CA Improvement Bond Act 1915(1)          7.000     09/02/2030   09/02/2010(A)    1,669,320
     50,000   Lake Elsinore, CA School Financing Authority(1)         6.000     09/01/2011   03/01/2009(A)       50,116
    500,000   Lake Elsinore, CA Special Tax(1)                        5.100     09/01/2022   04/17/2021(B)      400,675
  1,135,000   Lake Elsinore, CA Unified School District(1)            5.300     09/01/2026   11/01/2024(B)      886,844
     50,000   Lammersville, CA School District Community
                 Facilities District (Mountain House)                 6.300     09/01/2024   06/21/2022(B)       44,674
     60,000   Lancaster, CA Community Facilities District
                 Special Tax                                          6.000     10/01/2016   10/01/2010(A)       57,130
     20,000   Lancaster, CA Redevel. Agency (Desert Sands
                 Mobile Home Park)                                    6.375     11/01/2027   09/02/2020(B)       17,086
    115,000   Lathrop, CA Financing Authority (Water Supply)(1)       5.700     06/01/2019   06/01/2019         100,710
     15,000   Lathrop, CA Financing Authority (Water Supply)          5.750     06/01/2020   06/01/2020          13,288
     50,000   Lathrop, CA Financing Authority (Water Supply)          5.900     06/01/2023   06/01/2023          43,174
  1,440,000   Lathrop, CA Financing Authority (Water Supply)(1)       5.900     06/01/2027   12/26/2025(B)    1,205,842
  1,075,000   Lathrop, CA Financing Authority (Water Supply)(1)       6.000     06/01/2035   03/21/2032(B)      847,369
     10,000   Lathrop, CA Improvement Bond Act 1915                   6.000     09/02/2021   09/02/2021           8,694
     15,000   Lathrop, CA Improvement Bond
                 Act 1915 (Louise Avenue)                             6.875     09/02/2017   03/01/2009(A)       14,760


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    10,000   Lathrop, CA Improvement Bond Act 1915
                 (Mossdale Village)                                   6.000%    09/02/2023   09/02/2023    $      8,479
     60,000   Lathrop, CA Improvement Bond Act 1915
                 (Mossdale Village)                                   6.125     09/02/2028   10/15/2026(B)       49,853
     10,000   Lincoln, CA Public Financing Authority (Public
                 Safety & Corp. Yard)(1)                              5.000     08/01/2028   11/26/2024(B)        9,413
     65,000   Lincoln, CA Public Financing Authority (Twelve
                 Bridges)                                             6.125     09/02/2027   01/23/2024(B)       55,965
     25,000   Livermore, CA Capital Projects Financing
                 Authority                                            5.650     09/02/2016   06/07/2014(B)       23,342
     10,000   Livermore, CA Community Facilities District
                 Special Tax (Tri Valley Tech Park)                   5.750     09/01/2012   09/01/2010(A)        9,911
     45,000   Livermore, CA Community Facilities District
                 Special Tax (Tri Valley Tech Park)                   6.400     09/01/2026   09/16/2025(B)       39,144
     15,000   Livermore, CA Community Facilities District
                 Special Tax (Tri Valley Tech Park)                   6.400     09/01/2030   03/30/2029(B)       12,773
     50,000   Long Beach, CA Airport COP(1)                           5.000     06/01/2016   12/01/2008(A)       50,074
     50,000   Long Beach, CA Bond Finance Authority (Civic
                 Center)(1)                                           5.000     10/01/2027   08/29/2023(B)       47,362
     25,000   Long Beach, CA Special Tax (Pike)                       6.250     10/01/2026   02/25/2023(B)       21,990
     35,000   Long Beach, CA Special Tax (Pine Avenue)                6.375     09/01/2023   11/02/2017(B)       31,536
     25,000   Long Beach, CA Unified School District(1)               5.250     08/01/2029   08/01/2009(A)       24,381
     50,000   Long Beach, CA Unified School District(1)               5.500     08/01/2029   02/01/2009(A)       49,629
      5,000   Los Angeles County, CA Community Facilities
                 District No. 4 Special Tax                           7.750     09/01/2017   03/01/2009(A)        5,012
     50,000   Los Angeles County, CA COP (Insured Health
                 Clinic)(1)                                           5.750     01/01/2024   01/01/2009(A)       47,521
     85,000   Los Angeles County, CA COP (Insured Health
                 Clinic)(1)                                           5.800     12/01/2023   12/01/2008(A)       81,582
     10,000   Los Angeles County, CA Metropolitan
                 Transportation Authority(1)                          5.000     07/01/2015   07/01/2009(A)       10,256
     25,000   Los Angeles County, CA Metropolitan
                 Transportation Authority(1)                          5.000     07/01/2023   07/01/2010(A)       24,490
      5,000   Los Angeles County, CA Metropolitan
                 Transportation Authority(1)                          5.000     07/01/2023   07/12/2022(B)        4,745
    100,000   Los Angeles, CA Community Facilities District
                 Special Tax (Cascade Business Park)(1)               6.400     09/01/2022   09/03/2018(B)       91,516
     45,000   Los Angeles, CA Community Redevel. Agency
                 (Angeles Plaza)(1)                                   7.400     06/15/2010   06/15/2009(B)       46,025


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    25,000   Los Angeles, CA Community Redevel. Agency
                 (Cinerama Dome Public Parking)                       5.700%    07/01/2020   07/01/2020    $     20,102
     40,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.100     12/01/2015   12/01/2015          37,696
     50,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.200     12/01/2017   12/01/2017          46,130
     50,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.200     12/01/2018   12/01/2018          45,337
    120,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.200     12/01/2019   12/01/2019         106,985
     35,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.250     12/01/2020   12/01/2020          30,826
     55,000   Los Angeles, CA Community Redevel. Agency
                 (Grand Central Square)(1)                            5.250     12/01/2021   12/01/2021          47,743
     25,000   Los Angeles, CA Community Redevel. Agency
                 (Hoover Redevel.)(1)                                 5.500     09/01/2014   03/01/2009(A)       25,038
     15,000   Los Angeles, CA Dept. of Water & Power(1)               4.750     08/15/2017   02/15/2009(A)       15,002
     10,000   Los Angeles, CA Dept. of Water & Power(1)               4.750     10/15/2020   10/15/2008(A)       10,000
      5,000   Los Angeles, CA Dept. of Water & Power(1)               5.000     07/01/2024   07/01/2009(A)        4,810
      5,000   Los Angeles, CA Hsg. Authority (Multifamily)(1)         5.750     01/01/2024   01/01/2009(A)        4,915
     75,000   Los Angeles, CA Mtg. (Section 8)(1)                     5.350     07/01/2022   01/01/2009(A)       71,771
     25,000   Los Angeles, CA Mtg. (Section 8)(1)                     6.500     07/01/2022   03/01/2009(A)       25,324
     30,000   Los Angeles, CA Multifamily Hsg. (Arminta
                 North & South)(1)                                    7.700     06/20/2028   12/20/2008(A)       30,841
     45,000   Los Angeles, CA Multifamily Hsg. (Earthquake
                 Rehabilitation)(1)                                   5.900     01/01/2030   01/01/2030          39,843
     10,000   Los Angeles, CA Multifamily Hsg. (Palms
                 Apartments)                                          5.300     07/01/2018   07/01/2010(A)       10,281
    100,000   Los Angeles, CA Regional Airports Improvement
                 Corp. (Laxfuel Corp.)(1)                             5.250     01/01/2023   07/07/2022(B)       85,143
     75,000   Los Banos, CA Sewer System COP(1)                       5.000     12/01/2019   12/01/2008(A)       74,996
     15,000   Los Banos, CA Unified School District COP(1)            5.625     08/01/2016   02/01/2009(A)       15,024
     25,000   Madera County, CA COP (Valley Children's
                 Hospital)(1)                                         5.000     03/15/2023   04/19/2021(B)       21,467
    360,000   Madera County, CA COP (Valley Children's
                 Hospital)(1)                                         5.750     03/15/2028   04/25/2026(B)      324,965


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    50,000   Mammoth Lakes, CA Community Facilities
                 District (North Village Area)                        5.750%    10/01/2033   09/17/2029(B) $     38,319
     20,000   Manhattan Beach, CA Water & Wastewater
                 Authority COP(1)                                     5.750     09/01/2020   03/01/2009(A)       20,033
     10,000   Martinez, CA Mtg. (Ridgecrest Apartments)(1)            5.625     07/01/2025   01/01/2009(A)        9,648
     25,000   Menifee, CA Union School District Special Tax           6.050     09/01/2026   10/14/2024(B)       20,800
    125,000   Mill Valley, CA COP (The Redwoods)(1)                   5.750     12/01/2020   12/01/2008(A)      125,221
     10,000   Milpitas, CA Improvement Bond Act 1915                  5.700     09/02/2018   10/11/2016(B)        8,916
     25,000   Monrovia, CA Redevel. Agency Public Parking
                 Facilities(1)                                        5.200     04/01/2013   04/01/2009(A)       25,033
     10,000   Montclair, CA Redevel. Agency Mobile Home Park
                 (Augusta Homes Villa Del Arroyo)                     6.100     11/15/2037   09/06/2034(B)        7,795
     25,000   Montclair, CA Redevel. Agency Mobile Home Park
                 (Hacienda Mobile Home Park)                          6.000     11/15/2029   02/08/2027(B)       20,013
     20,000   Montclair, CA Redevel. Agency Mobile Home Park
                 (Villa Mobile Home Park)                             6.100     06/15/2029   07/16/2023(B)       16,242
     10,000   Montebello, CA Community Redevel. Agency
                 (South Montebello)                                   5.500     09/01/2022   03/27/2021(B)        8,318
      5,000   Monterey County, CA Hsg. Authority (Parkside
                 Manor Apartments)(1)                                 6.000     01/01/2029   10/01/2010(C)        3,935
     10,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.500     03/01/2010   03/01/2009(A)       10,071
     30,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.500     03/01/2011   03/01/2009(A)       30,278
     65,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.600     03/01/2012   03/01/2009(A)       65,753
     50,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.600     03/01/2013   03/01/2009(A)       50,695
     65,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.700     03/01/2015   03/01/2009(A)       66,207
     20,000   Monterey, CA Joint Powers Financing Authority
                 (Materials Recovery Facilities)(1)                   5.700     03/01/2016   03/01/2009(A)       20,418
     95,000   Moorpark, CA Mobile Home Park (Villa Del
                 Arroyo)                                              6.300     05/15/2030   05/14/2026(B)       76,284
    110,000   Moorpark, CA Mobile Home Park (Villa Del
                 Arroyo)                                              7.050     05/15/2035   08/17/2029(B)       89,425


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    10,000   Moorpark, CA Mobile Home Park (VillaDel Arroyo)         7.000%    05/15/2020   05/25/2016(B) $      8,890
    140,000   Moorpark, CA Special Tax Community Facilities
                 District No. 97-1(1)                                 6.700     09/01/2027   09/01/2009(A)      129,335
     15,000   Morgan Hill, CA Improvement Bond Act 1915               5.600     09/02/2011   03/01/2009(A)       14,930
    350,000   Mountain View, CA Shoreline Regional Park
                 Community(1)                                         5.500     08/01/2013   02/01/2009(A)      350,658
    205,000   Mountain View, CA Shoreline Regional Park
                 Community(1)                                         5.500     08/01/2021   02/01/2009(A)      205,236
     10,000   Murrieta County, CA Water District                      6.500     10/01/2015   10/01/2010(A)        9,977
     30,000   Murrieta County, CA Water District Special Tax
                 Community Facilities District No. 88-1               6.700     12/01/2030   12/01/2010(A)       26,813
     10,000   Murrieta, CA Community Facilities District
                 Special Tax (Blackmore Ranch)                        6.100     09/01/2034   09/23/2027(B)        8,028
     20,000   Murrieta, CA Community Facilities District
                 Special Tax (Bluestone)                              6.300     09/01/2031   05/06/2029(B)       16,736
    700,000   Murrieta, CA Community Facilities District
                 Special Tax (Bremerton)(1)                           5.625     09/01/2034   01/13/2031(B)      523,740
    105,000   Murrieta, CA Community Facilities District
                 Special Tax (Murrieta Springs)                       5.500     09/01/2034   10/09/2032(B)       76,322
     55,000   Murrieta, CA Improvement Bond Act 1915                  6.375     09/01/2031   09/01/2013(A)       47,006
     50,000   Murrieta, CA Water Public Financing
                 Authority(1)                                         5.700     10/01/2021   04/01/2009(A)       50,413
  1,020,000   Napa-Vallejo, CA Waste Management Authority
                 (Solid Waste Transfer Facility)(1)                   5.300     02/15/2012   08/15/2009(A)    1,001,793
     10,000   Needles, CA Public Utility Authority                    6.350     02/01/2012   02/01/2009(A)       10,006
    190,000   Needles, CA Public Utility Authority(1)                 6.650     02/01/2032   02/01/2009(A)      167,958
     40,000   New Haven, CA Unified School District                   5.250(2)  08/01/2018   08/01/2018          22,887
     15,000   Northern CA Power Agency (Hydroelectric)(1)             5.000     07/01/2018   01/01/2009(A)       15,044
      5,000   Northern CA Power Agency (Hydroelectric)(1)             5.200     07/01/2032   01/22/2031(B)        4,714
  2,680,000   Northern CA Tobacco Securitization Authority
                 (TASC)(1)                                            4.750     06/01/2023   07/18/2011(C)    2,154,238
     35,000   Novato, CA GO(1)                                        5.000     08/01/2012   02/01/2009(A)       35,322
     30,000   Oakdale, CA Public Financing Authority Tax
                 Allocation (Central City Redevel.)                   5.900     06/01/2014   06/01/2009(A)       29,454
     10,000   Oakdale, CA Public Financing Authority Tax
                 Allocation (Central City Redevel.)                   6.000     06/01/2019   06/01/2019           9,142


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    50,000   Oakdale, CA Public Financing Authority Tax
                 Allocation (Central City Redevel.)                   6.100%    06/01/2027   03/29/2024(B) $     41,685
     25,000   Ontario, CA Improvement Bond
                 Act 1915                                             6.800     09/02/2013   03/02/2009(A)       25,035
     15,000   Orange County, CA Improvement Bond Act 1915             5.500     09/02/2016   03/02/2009(A)       13,898
     10,000   Orange County, CA Improvement Bond Act 1915
                 (Irvine Coast Assessment)                            5.375     09/02/2012   03/02/2009(A)        9,774
    115,000   Orange County, CA Improvement Bond Act 1915
                 (Irvine Coast Assessment)(1)                         5.500     09/02/2018   03/02/2009(A)      102,795
     20,000   Orange County, CA Improvement Bond Act 1915
                 (Irvine Coast Assessment)                            5.850     09/02/2013   03/02/2009(A)       19,742
     55,000   Oroville, CA Hospital(1)                                5.400     12/01/2022   12/01/2008(A)       50,899
  1,415,000   Oxnard, CA Harbor District(1)                           5.550     08/01/2013   08/01/2009(A)    1,396,732
     25,000   Oxnard, CA Improvement Bond
                 Act 1915                                             5.625     09/02/2027   10/10/2025(B)       19,511
     40,000   Oxnard, CA School District COP(1)                       5.550     08/01/2021   02/01/2009(A)       39,917
     20,000   Oxnard, CA School District, Series A                    5.250     08/01/2027   02/01/2009(A)       20,000
     10,000   Oxnard, CA Special Tax Community Facilities
                 District No. 1                                       6.000     09/01/2027   04/13/2026(B)        8,178
     25,000   Palm Desert, CA Financing Authority(1)                  5.200     10/01/2028   09/09/2022(B)       23,241
    250,000   Palm Springs, CA Airport Passenger Facilities
                 (Palm Springs International Airport)(1)              6.000     07/01/2018   08/09/2016(B)      215,085
     45,000   Palm Springs, CA Financing Authority (Palm
                 Springs Regional Airport)(1)                         5.500     01/01/2028   08/30/2025(B)       38,226
    125,000   Palmdale, CA Community Facilities District
                 Special Tax                                          5.400     09/01/2035   10/09/2033(B)       81,524
    250,000   Palmdale, CA Community Redevel. Agency(1)               5.750     08/01/2009   02/01/2009(A)      250,165
    100,000   Palo Alto, CA Improvement Bond Act 1915
                 (University Ave. Area)(1)                            5.100     09/02/2024   09/02/2024          95,190
    100,000   Palo Alto, CA Improvement Bond Act 1915
                 (University Ave. Area)(1)                            5.125     09/02/2025   03/02/2013(A)       93,615
     45,000   Palo Alto, CA Improvement Bond Act 1915
                 (University Ave. Area)(1)                            5.700     09/02/2018   09/02/2018          41,718
     25,000   Pasadena, CA Public Financing Authority
                 (Orange Grove & Villa Parke)                         5.450     06/01/2012   12/01/2008(A)       24,530
    275,000   Perris, CA Community Facilities District
                 Special Tax(1)                                       6.375     09/01/2032   01/28/2029(B)      230,508
     60,000   Perris, CA Public Financing Authority                   5.750     09/01/2024   10/14/2021(B)       48,919


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
California Continued
$   155,000   Perris, CA Public Financing Authority(1)                7.875%    09/01/2025   03/01/2009(A) $    154,967
     20,000   Perris, CA Public Financing Authority, Series A         6.125     09/01/2034   09/30/2030(B)       16,046
     10,000   Petaluma, CA Improvement Bond Act 1915                  6.000     09/02/2020   12/19/2018(B)        9,002
     60,000   Pittsburg, CA Improvement Bond Act 1915                 6.300     09/02/2025   10/18/2023(B)       53,088
     10,000   Pittsburg, CA Improvement Bond Act 1915                 6.350     09/02/2031   05/10/2029(B)        8,425
     20,000   Pittsburg, CA Improvement Bond Act 1915 (San
                 Marco Phase I)                                       6.350     09/02/2031   01/27/2028(B)       16,849
     50,000   Pittsburg, CA Infrastructure Financing
                 Authority                                            5.850     09/02/2015   09/02/2010(A)       48,118
    130,000   Pittsburg, CA Infrastructure Financing
                 Authority, Series B(1)                               6.000     09/02/2024   02/03/2020(B)      111,441
     45,000   Placentia, CA Public Financing Authority(1)             5.450     09/01/2015   03/01/2009(A)       45,067
     10,000   Placer County, CA Community Facilities District         6.500     09/01/2026   10/16/2024(B)        8,801
      5,000   Placer County, CA Community Facilities
                 District Special Tax No. 2001-1 (Dry Creek)          6.300     09/01/2019   09/01/2010(A)        4,688
     10,000   Pleasant Hill, CA Special Tax Downtown
                 Community Facilities District No. 1                  5.875     09/01/2025   03/29/2024(B)        8,203
     50,000   Pomona, CA Unified School District(1)                   5.100     08/01/2028   09/09/2026(B)       49,323
    100,000   Port Redwood City, CA GO(1)                             5.400     06/01/2019   01/24/2017(B)       89,093
     20,000   Poway, CA Public Financing Authority (Water
                 Services)(1)                                         5.500     11/01/2015   11/01/2008(A)       20,030
     30,000   Poway, CA Unified School District Special Tax
                 Community Facilities District No. 10                 5.750     09/01/2032   03/01/2028(B)       23,358
     25,000   Poway, CA Unified School District Special Tax
                 Community Facilities District No. 10                 5.950     09/01/2018   09/01/2009(A)       23,305
     35,000   Poway, CA Unified School District Special Tax
                 Community Facilities District No. 10                 6.100     09/01/2031   03/24/2029(B)       28,761
    200,000   Poway, CA Unified School District Special Tax
                 Community Facilities District No. 6(1)               5.600     09/01/2033   06/18/2030(B)      157,190
     10,000   Rancho Cucamonga, CA Public Finance Authority           6.000     09/02/2020   05/02/2018(B)        8,800
     20,000   Rancho Mirage, CA Improvement Bond Act 1915             5.500     09/02/2024   05/02/2022(B)       15,825
     30,000   Rancho Mirage, CA Improvement Bond Act 1915             5.750     09/02/2022   03/28/2021(B)       25,639
     35,000   Rancho Santa Fe, CA Community Services
                 District Special Tax                                 6.600     09/01/2020   09/01/2010(A)       33,465


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    25,000   Redding, CA Improvement Bond Act 1915 (Tierra
                 Oaks Assesment District 1993-1)                      7.000%    09/02/2013   03/02/2009(A) $     25,798
     10,000   Redlands, CA Community Facilities District              5.850     09/01/2033   05/27/2031(B)        7,774
     50,000   Reedley, CA COP (Sierra View Homes)(1)                  5.850     03/01/2021   03/01/2009(A)       50,083
     50,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.000     09/01/2016   09/01/2016          43,824
     25,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.050     09/01/2017   09/01/2017          21,511
     65,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.125     09/01/2018   09/01/2018          55,257
    100,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.200     09/01/2019   09/01/2019          83,593
    100,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.250     09/01/2020   09/01/2020          82,336
     50,000   Rialto, CA Special Tax Community Facilities
                 District No. 2006-1                                  5.250     09/01/2021   09/01/2021          40,364
     80,000   River Islands, CA Public Financing Authority            6.000     09/01/2027   06/21/2024(B)       65,694
    100,000   River Islands, CA Public Financing Authority            6.150     09/01/2035   06/23/2032(B)       77,091
    250,000   Riverside County, CA Community Facilities
                 District Special Tax(1)                              5.000     09/01/2012   09/01/2012         240,045
     15,000   Riverside County, CA Community Facilities
                 District Special Tax                                 6.000     09/01/2030   05/01/2028(B)       11,963
    150,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 87-1(1)                                      5.100     09/01/2013   09/01/2013         141,300
    215,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 87-1(1)                                      5.150     09/01/2014   09/01/2014         199,752
    385,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 87-1(1)                                      5.200     09/01/2015   09/01/2015         350,481
    225,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 87-1(1)                                      5.250     09/01/2016   09/01/2016         201,292
  1,255,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 87-1(1)                                      5.500     09/01/2020   03/27/2019(B)    1,057,614
    370,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 88-8(1)                                      5.150     09/01/2010   09/01/2010         367,947
    200,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 88-8(1)                                      5.300     09/01/2011   09/01/2011         196,944
    210,000   Riverside County, CA Community Facilities
                 District Special
                 Tax No. 88-8(1)                                      5.350     09/01/2012   09/01/2012         204,391


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   430,000   Riverside County, CA Community Facilities
                 District Special Tax No. 88-8(1)                     5.400%    09/01/2013   09/01/2013    $    410,951
    450,000   Riverside County, CA Community Facilities
                 District Special Tax No. 88-8(1)                     5.450     09/01/2014   09/01/2014         425,025
    475,000   Riverside County, CA Community Facilities
                 District Special Tax No. 88-8(1)                     5.500     09/01/2015   09/01/2015         440,662
     80,000   Riverside County, CA Public Financing
                 Authority (Menifee Village)                          7.150     09/01/2011   03/01/2009(A)       80,343
    505,000   Riverside County, CA Public Financing
                 Authority COP(1)                                     5.750     05/15/2019   05/04/2015(B)      462,171
    200,000   Riverside, CA Improvement Bond Act 1915
                 (Riverwalk Business)(1)                              6.250     09/02/2029   10/17/2027(B)      166,692
     10,000   Riverside, CA Improvement Bond Act 1915
                 (Sycamore Canyon Assessment District)                8.500     09/02/2012   03/02/2009(A)       10,073
     10,000   Riverside, CA Unified School District(1)                5.000     02/01/2027   08/07/2025(B)        9,286
    100,000   Riverside, CA Unified School District                   5.350     09/01/2024   03/04/2024(B)       77,779
     90,000   Riverside, CA Unified School District                   5.450     09/01/2025   10/10/2023(B)       70,142
    100,000   Riverside, CA Unified School District                   5.500     09/01/2034   10/10/2032(B)       72,688
     80,000   Riverside, CA Unified School District                   5.700     09/01/2034   01/01/2031(B)       59,994
     10,000   Riverside, CA Unified School District                   6.000     09/01/2029   05/25/2023(B)        8,038
     15,000   Rocklin, CA Redevel. Agency Tax Allocation
                 (Rocklin Redevel.)                                   5.500     09/01/2031   09/01/2031          12,527
     25,000   Romoland, CA School District Special Tax                6.000     09/01/2033   11/10/2029(B)       19,396
     50,000   Romoland, CA School District Special Tax                6.375     09/01/2033   09/27/2026(B)       41,055
     50,000   Romoland, CA School District Special Tax                6.375     09/01/2033   06/04/2031(B)       41,055
     45,000   Roseville, CA Special Tax (North Central
                 Community District)                                  5.800     09/01/2017   09/01/2011(A)       41,930
     20,000   Roseville, CA Special Tax (Stoneridge)                  6.000     09/01/2020   09/01/2013(A)       22,182
     10,000   Roseville, CA Special Tax Community Facilities
                 District No. 1 (Westpark)                            4.300     09/01/2012   09/01/2012           9,043
     25,000   Sacramento County, CA COP(1)                            5.375     02/01/2019   02/01/2009(A)       25,012
  1,000,000   Sacramento County, CA Hsg. Authority (Cottage
                 Estates Apartments)(1)                               6.000     02/01/2033   12/20/2024(B)      880,790
     20,000   Sacramento County, CA Sanitation District
                 Financing Authority(1)                               5.600     12/01/2017   12/01/2008(A)       20,044
    375,000   Sacramento, CA Cogeneration Authority(1)                5.200     07/01/2021   01/01/2009(A)      374,966


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    10,000   Sacramento, CA Improvement Bond Act 1915
                 (Citywide Landscaping & Lighting)(1)                 5.500%    09/02/2016   03/02/2009(A) $     10,015
     55,000   Sacramento, CA Municipal Utility District(1)            5.750     11/15/2009   11/15/2008(A)       57,003
     20,000   Sacramento, CA Municipal Utility District(1)            8.000     11/15/2010   11/15/2008(A)       20,486
     70,000   Sacramento, CA Special Tax                              5.700     12/01/2020   09/15/2017(B)       61,236
     30,000   Sacramento, CA Special Tax (North Natomas
                 Community Facilities)                                6.300     09/01/2026   12/31/2023(B)       26,552
     10,000   Saddleback Valley, CA Unified School
                 District(1)                                          5.650     09/01/2017   03/01/2009(A)       10,020
      5,000   Saddleback Valley, CA Unified School District           7.200     12/01/2011   12/01/2008(A)        5,005
     95,000   Salida, CA Public Facilities Financing
                 Agency(1)                                            5.250     09/01/2028   10/17/2024(B)       90,603
    100,000   Salinas, CA Improvement Bond Act 1915(1)                5.450     09/02/2013   09/02/2013          95,772
     50,000   Salinas, CA Improvement Bond Act 1915 (Bella Vista)     5.500     09/02/2013   03/02/2009(A)       48,573
     30,000   Salinas, CA Redevel. Agency Tax Allocation
                 (Central City Revitalization)(1)                     5.500     11/01/2010   11/01/2008(A)       30,062
    120,000   Salinas, CA Redevel. Agency Tax Allocation
                 (Central City Revitalization)(1)                     5.500     11/01/2023   11/01/2008(A)      120,002
    280,000   San Bernardino County, CA (Single Family Mtg.)          5.376(2)  05/01/2031   05/01/2031          53,071
    885,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.000     08/01/2026   02/04/2026(B)      745,480
    725,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.000     08/01/2028   05/18/2027(B)      672,539
     95,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.250     08/01/2016   02/01/2009(A)       95,129
    125,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.500     08/01/2019   02/01/2009(A)      124,468
     25,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.500     08/01/2019   08/01/2010(A)       25,038
     20,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.500     08/01/2022   02/01/2009(A)       20,001
    305,000   San Bernardino County, CA COP (Medical Center
                 Financing)(1)                                        5.500     08/01/2024   02/01/2009(A)      289,570
     60,000   San Bernardino County, CA Hsg. Authority (Glen
                 Aire Mobile Home Park)(1)                            6.700     12/20/2041   11/20/2011(A)       61,154
    110,000   San Bernardino, CA Joint Powers Financing
                 Authority (California Dept. of Transportation
                 Lease)(1)                                            5.500     12/01/2020   12/01/2008(A)      108,327


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    25,000   San Bernardino, CA Joint Powers Financing
                 Authority (California Dept. of
                 Transportation Lease)(1)                             5.500%    12/01/2020   12/01/2008(A) $     24,620
     75,000   San Bernardino, CA Joint Powers Financing
                 Authority (City Hall)(1)                             5.600     01/01/2015   01/01/2009(A)       75,248
    150,000   San Bernardino, CA Joint Powers Financing
                 Authority (Tax Allocation)(1)                        6.625     04/01/2026   07/06/2023(B)      137,315
    685,000   San Bernardino, CA Mountains Community
                 Hospital District COP(6)                             5.000     02/01/2017   03/07/2015(C)      528,395
     30,000   San Bernardino, CA Redevel. Agency (Ramona
                 Senior Complex)                                      7.875     07/01/2025   12/17/2018(B)       28,493
     25,000   San Diego County, CA COP (Central Jail)(1)              5.000     10/01/2025   07/21/2022(B)       22,512
     95,000   San Diego County, CA COP (San Diego Hospital
                 Assoc./Sharp Memorial Hospital Obligated
                 Group)(1)                                            5.000     08/15/2018   08/15/2010(A)       94,268
     70,000   San Diego County, CA COP (San Diego Hospital
                 Assoc./Sharp Memorial Hospital Obligated
                 Group)(1)                                            5.000     08/15/2028   05/04/2024(B)       62,695
     50,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            5.500     11/01/2009   11/01/2008(A)       50,090
     25,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            5.600     11/01/2010   11/01/2008(A)       25,051
    320,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            5.600     11/01/2010   11/01/2008(A)      320,595
     35,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            5.800     11/01/2016   11/01/2008(A)       35,033
    105,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            6.000     11/01/2019   11/01/2008(A)      105,067
     25,000   San Diego, CA COP (Balboa & Mission Bay
                 Parks)(1)                                            6.000     11/01/2020   11/01/2008(A)       25,013
    160,000   San Diego, CA Mtg. (Mariners Cove)(1)                   5.800     09/01/2015   03/01/2009(A)      160,114
     65,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.000     05/15/2015   11/15/2008(A)       65,017
  1,030,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.000     05/15/2020   06/19/2018(B)      986,235
    200,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.200     05/15/2013   11/15/2008(A)      200,152
  2,115,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.250     05/15/2020   11/15/2008(A)    2,076,930
     25,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.250     05/15/2022   06/20/2020(B)       23,699
     25,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.250     05/15/2022   06/20/2020(B)       23,699


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    70,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.250%    05/15/2027   06/21/2025(B) $     63,374
     15,000   San Diego, CA Public Facilities Financing
                 Authority(1)                                         5.375     05/15/2017   11/15/2008(A)       15,023
     10,000   San Diego, CA Redevel. Agency (Central
                 Imperial)(1)                                         6.600     10/01/2030   10/01/2010(A)        9,189
     35,000   San Diego, CA Sewer, Series A(1)                        5.250     05/15/2020   11/15/2008(A)       35,048
    115,000   San Francisco, CA Bay Area Rapid Transit
                 District(1)                                          5.000     07/01/2028   08/05/2026(B)      109,326
     55,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2017   05/01/2017          50,194
    270,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2019   11/04/2018(B)      238,526
     70,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2021   05/01/2021          60,016
    275,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2022   05/01/2022         232,152
    130,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2023   11/23/2021(B)      106,451
    278,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2025   05/14/2024(B)      225,972
    230,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2028   05/14/2027(B)      181,463
      5,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.000     05/01/2029   12/26/2026(B)        3,925
     30,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.125     05/01/2021   05/01/2021          25,864
    185,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.250     01/01/2026   01/01/2026         153,250
     25,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.500     05/01/2016   05/01/2012(A)       24,244
     35,000   San Francisco, CA City & County Airports
                 Commission(1)                                        5.500     05/01/2024   05/15/2023(B)       30,682
     10,000   San Francisco, CA City & County Airports
                 Commission (SFO Fuel Company)(1)                     5.000     01/01/2014   01/01/2009(A)        9,659
    260,000   San Francisco, CA City & County Airports
                 Commission (SFO Fuel Company)(1)                     5.125     01/01/2017   01/13/2016(B)      241,332
     40,000   San Francisco, CA City & County Airports
                 Commission (SFO Fuel Company)(1)                     5.250     01/01/2021   01/01/2021          35,071
     50,000   San Francisco, CA City & County Airports
                 Commission (SFO Fuel Company)(1)                     5.250     01/01/2027   01/01/2027          41,166
     25,000   San Francisco, CA City & County COP (2789 25th
                 Street Property)(1)                                  5.000     09/01/2013   03/01/2009(A)       25,039


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    20,000   San Francisco, CA City & County COP (77th
                 Street Property)(1)                                  5.300%    09/01/2022   03/01/2009(A) $     20,005
     90,000   San Francisco, CA City & County COP (San Bruno
                 Jail)(1)                                             5.250     10/01/2026   11/07/2024(B)       86,560
  2,000,000   San Francisco, CA City & County COP (San Bruno
                 Jail)(1)                                             5.250     10/01/2033   12/16/2030(B)    1,868,340
     50,000   San Francisco, CA City & County Financing
                 Corp. (Comb Emergency Communications)(1)             5.000     04/01/2015   04/01/2009(A)       50,078
     70,000   San Francisco, CA City & County Financing
                 Corp. (Comb Emergency Communications)(1)             5.300     04/01/2011   04/01/2009(A)       70,098
     45,000   San Francisco, CA City & County Improvement
                 Bond Act 1915                                        6.850     09/02/2026   03/02/2009(A)       41,199
     25,000   San Francisco, CA City & County Parking
                 Authority (Parking Meter)(1)                         5.000     06/01/2018   06/01/2009(A)       25,035
    115,000   San Francisco, CA City & County Redevel.
                 Agency(1)                                            6.750     07/01/2025   01/01/2009(A)      116,927
     90,000   San Francisco, CA City & County Redevel.
                 Agency (South Beach)(1)                              5.700     03/01/2029   03/01/2009(A)       85,428
     25,000   San Joaquin County, CA Community Facilities
                 District Special Tax (Delta Farms)                   6.125     09/01/2024   06/23/2021(B)       21,769
    775,000   San Joaquin Hills, CA Transportation Corridor
                 Agency(1)                                            5.375     01/15/2029   01/15/2029         590,442
     20,000   San Jose, CA Improvement Bond Act 1915                  5.600     09/02/2016   09/02/2016          18,333
     25,000   San Jose, CA Improvement Bond Act 1915                  5.700     09/02/2018   09/02/2018          22,289
     95,000   San Jose, CA Improvement Bond Act 1915                  5.750     09/02/2019   09/02/2019          83,381
     60,000   San Jose, CA Improvement Bond Act 1915                  5.750     09/02/2020   09/02/2020          52,836
    280,000   San Jose, CA Multifamily Hsg. (Almaden Senior
                 Hsg. Partners)(1)                                    5.350     07/15/2034   08/02/2020(B)      250,113
     30,000   San Jose, CA Multifamily Hsg. (El Parador
                 Apartments)(1)                                       6.100     01/01/2031   10/11/2012(C)       23,607
    275,000   San Jose, CA Multifamily Hsg. (Sixth & Martha
                 Family Apartments)(1)                                5.875     03/01/2033   10/06/2025(B)      238,197
     10,000   San Jose, CA Redevel. Agency(1)                         5.500     08/01/2016   02/01/2009(A)       10,119
     45,000   San Jose, CA Redevel. Agency(1)                         5.750     08/01/2017   08/01/2009(A)       43,682
     20,000   San Jose, CA Unified School District COP(1)             5.000     06/01/2016   12/01/2008(A)       20,031
     35,000   San Jose, CA Unified School District COP(1)             5.125     06/01/2022   12/01/2008(A)       34,544
    200,000   San Marcos, CA Public Facilities Authority(1)           5.800     09/01/2018   09/01/2009(A)      186,892
     35,000   San Marcos, CA Redevel. Agency Tax Allocation
                 (Affordable Hsg.)(1)                                 5.650     10/01/2028   05/09/2021(B)       32,177


             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$ 1,045,000   San Marcos, CA Special Tax(1)                           5.900%    09/01/2028   05/02/2026(B) $    851,539
     20,000   San Mateo, CA Sewer(1)                                  5.000     08/01/2028   08/13/2027(B)       18,575
     15,000   San Rafael, CA Joint Powers Financing Authority         6.000     09/02/2011   03/02/2009(A)       15,009
     80,000   Santa Clara County, CA Hsg. Authority
                 (Rivertown Apartments)(1)                            5.700     08/01/2021   06/13/2019(B)       74,540
     25,000   Santa Clara, CA Unified School District(1)              5.000     08/01/2022   02/01/2009(A)       24,875
     50,000   Santa Cruz County, CA Hsg. Authority
                 (Northgate Apartments)(1)                            5.350     07/20/2022   09/29/2016(B)       44,502
      5,000   Santa Margarita, CA Water District Special Tax
                 Facilities District No. 99-1                         6.200     09/01/2020   09/01/2009(A)        5,288
     20,000   Santa Margarita, CA Water District Special Tax
                 Facilities District No. 99-1                         6.200     09/01/2020   09/01/2009(A)       18,441
     15,000   Santa Margarita, CA Water District Special Tax
                 Facilities District No. 99-1                         6.250     09/01/2029   09/01/2009(A)       15,871
     45,000   Santa Margarita, CA Water District Special Tax
                 Facilities District No. 99-1                         6.250     09/01/2029   03/29/2026(B)       38,235
     25,000   Santa Maria, CA COP                                     5.500     08/01/2021   02/01/2009(A)       24,432
     30,000   Santa Nella County, CA Water District                   6.250     09/02/2028   02/22/2021(B)       25,368
    175,000   Santa Rosa, CA Improvement Bond Act 1915
                 (Fountaingrove Parkway)(1)                           5.700     09/02/2019   05/01/2017(B)      152,905
     20,000   Santa Rosa, CA Improvement Bond Act 1915
                 (Nielson Ranch)                                      6.700     09/02/2022   03/02/2009(A)       18,768
     40,000   Santa Rosa, CA Improvement Bond Act 1915
                 (Skyhawk)                                            5.750     09/02/2020   11/22/2017(B)       34,538
     50,000   Santaluz, CA Special Tax Community Facilities
                 District No. 2                                       5.500     09/01/2030   04/26/2028(B)       37,771
    935,000   Santaluz, CA Special Tax Community Facilities
                 District No. 2(1)                                    6.375     09/01/2030   08/14/2022(B)      797,920
    115,000   Scotts Valley, CA Special Tax(1)                        5.200     09/01/2028   04/25/2026(B)      109,524
     15,000   Sequoia, CA Hospital District                           5.375     08/15/2023   02/15/2009(A)       14,668
    110,000   Shafter, CA Community Devel. Agency Tax
                 Allocation(1)                                        5.000     11/01/2013   11/01/2013         104,172
    100,000   Shafter, CA Community Devel. Agency Tax
                 Allocation                                           5.250     11/01/2017   11/01/2017          88,827
    100,000   Shafter, CA Community Devel. Agency Tax
                 Allocation                                           5.300     11/01/2018   11/01/2018          85,979
    100,000   Shafter, CA Community Devel. Agency Tax
                 Allocation                                           5.350     11/01/2019   11/01/2019          86,175
    100,000   Shafter, CA Community Devel. Agency Tax
                 Allocation                                           5.375     11/01/2020   11/01/2020          84,856
     75,000   Solana Beach, CA Community Facilities District          5.200     09/01/2009   09/01/2009          75,192
     80,000   Solana Beach, CA Community Facilities District          5.300     09/01/2010   09/01/2010          79,774
     20,000   Southern CA Public Power Authority(1)                   5.500     07/01/2020   01/01/2009(A)       20,008


             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    30,000   Southern CA Public Power Authority (Palo
                 Verde)(1)                                            5.000%    07/01/2017   01/01/2009(A) $     30,051
  2,125,000   Southern CA Tobacco Securitization Authority(1)         4.750     06/01/2025   10/14/2012(C)    1,662,706
  1,935,000   Southern CA Tobacco Securitization Authority
                 (TASC)(1)                                            5.000     06/01/2037   11/25/2020(B)    1,163,903
     25,000   Stockton, CA Community Facilities District              5.550     08/01/2014   02/01/2009(A)       24,088
     25,000   Stockton, CA Community Facilities District              6.750     08/01/2010   02/01/2009(A)       25,082
     20,000   Stockton, CA COP(1)                                     5.200     09/01/2029   04/27/2027(B)       19,126
     30,000   Stockton, CA Improvement Bond Act 1915                  5.800     09/02/2020   04/19/2017(B)       26,536
     35,000   Stockton, CA Improvement Bond Act 1915
                 (Weber/Sperry)                                       5.650     09/02/2013   09/02/2013          34,999
     50,000   Susanville, CA COP(6)                                   5.750     05/01/2011   11/01/2008(A)       49,989
     85,000   Susanville, CA COP(6)                                   6.000     05/01/2011   11/01/2008(A)       85,289
     60,000   Susanville, CA Public Financing Authority(1)            5.500     09/01/2027   10/12/2025(B)       58,756
     45,000   Sweetwater, CA Authority(1)                             5.250     04/01/2010   10/23/2008(B)       45,869
     15,000   Tejon Ranch, CA Public Facilities Finance
                 Authority                                            7.200     09/01/2030   03/01/2009(A)       14,160
    735,000   Tejon Ranch, CA Public Facilities Finance
                 Authority Special Tax (Community Facilities
                 District No. 1)(1)                                   7.200     09/01/2030   03/01/2009(A)      693,818
     30,000   Temecula Valley, CA Unified School District
                 Community Facilities District No. 02-1               6.125     09/01/2033   10/14/2031(B)       24,559
    830,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(1)         4.350     09/01/2009   09/01/2009         798,120
    865,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(1)         4.500     09/01/2010   09/01/2010         797,712
    905,000   Temecula, CA Public Financing Authority
                 Community Facilities District (Roripaugh)(1)         4.650     09/01/2011   09/01/2011         802,916
     20,000   Torrance, CA Redevel. Agency (Downtown
                 Redevel.)(1)                                         5.550     09/01/2018   04/27/2016(B)       18,304
    835,000   Tracy, CA Area Public Facilities Financing
                 Agency(1)                                            5.875     10/01/2013   04/01/2009(A)      875,631
     50,000   Tracy, CA Community Facilities District                 5.400     09/01/2015   09/01/2015          46,847
     50,000   Tracy, CA Community Facilities District                 6.100     09/01/2015   09/02/2011(A)       48,798
     10,000   Tracy, CA Community Facilities District                 6.500     09/01/2020   09/02/2011(A)        9,440
     25,000   Tracy, CA Community Facilities District (205
                 Parcel Glen)                                         6.250     09/01/2032   05/07/2030(B)       20,691


             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$   100,000   Tracy, CA Community Facilities District (South
                 Mac Arthur Area)                                     6.000%    09/01/2027   05/31/2025(B) $     82,117
     30,000   Tracy, CA Community Facilities District (South
                 Mac Arthur Area)                                     6.300     09/01/2017   09/02/2011(A)       28,404
     35,000   Tracy, CA Improvement Bond Act 1915                     5.700     09/02/2023   08/16/2019(B)       29,402
     75,000   Tracy, CA Operating Partnership Joint Powers
                 Authority                                            6.100     09/02/2021   05/15/2019(B)       67,286
     30,000   Truckee-Donner, CA Public Utility District
                 Special Tax                                          5.800     09/01/2035   05/25/2033(B)       22,965
     75,000   Truckee-Donner, CA Public Utility District
                 Special Tax                                          6.000     09/01/2028   06/06/2026(B)       61,218
     20,000   Truckee-Donner, CA Public Utility District
                 Special Tax                                          6.100     09/01/2033   10/31/2031(B)       16,124
     30,000   Tulare County, CA COP(1)                                5.700     02/15/2009   02/15/2009          30,072
     25,000   Turlock, CA Irrigation District, Series A(1)            5.000     01/01/2026   04/25/2022(B)       23,489
    210,000   Upland, CA Community Facilities District
                 Special Tax(1)                                       5.900     09/01/2024   02/09/2021(B)      171,419
    185,000   Upland, CA COP (San Antonio Community
                 Hospital)(1)                                         5.000     01/01/2018   02/06/2016(B)      174,326
     20,000   Vacaville, CA Improvement Bond Act 1915 (East
                 Monte Vista Avenue)                                  5.850     09/02/2016   03/02/2013(A)       18,651
     10,000   Vacaville, CA Improvement Bond Act 1915 (Green
                 Tree Reassessment District)                          6.300     09/02/2013   03/02/2009(A)       10,057
    195,000   Vacaville, CA Public Financing Authority(1)             5.400     09/01/2022   03/01/2009(A)      195,661
    145,000   Vacaville, CA Redevel. Agency (Vacaville
                 Community Hsg.)(1)                                   6.000     11/01/2024   11/01/2010(A)      140,372
    275,000   Val Verde, CA Unified School District(1)                6.125     09/01/2034   06/24/2031(B)      221,653
     30,000   Vallejo, CA Public Financing Authority, Series A        7.500     09/01/2020   03/01/2009(A)       29,787
     40,000   Vallejo, CA Quadrant Improvement District No. 001       6.000     09/01/2017   09/01/2017          36,922
     30,000   Vallejo, CA Quadrant Improvement District No. 001       6.000     09/01/2026   05/02/2024(B)       24,643
     40,000   Vallejo, CA Quadrant Improvement District No. 001       6.125     09/01/2034   06/24/2031(B)       31,874
     50,000   Vallejo, CA Unified School District(1)                  5.375     08/01/2020   02/01/2009(A)       50,080
     25,000   Vallejo, CA Unified School District(1)                  5.400     08/01/2024   02/01/2009(A)       25,035
     25,000   Valley Center-Pauma, CA Unified School
                 District (Woods Valley Ranch)                        5.500     09/01/2019   09/01/2019          21,805
     10,000   Valley Center-Pauma, CA Unified School District
                 (Woods Valley Ranch)                                 6.000     09/01/2025   09/01/2025           8,561
     20,000   Valley Center-Pauma, CA Unified School District
                 (Woods Valley Ranch)                                 6.000     09/01/2028   09/16/2027(B)       16,325


             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$ 1,825,000   Ventura County, CA Area Hsg. Authority (Mira
                 Vista Senior Apartments)(1)                          5.000%    12/01/2022   10/04/2016(C) $  1,558,258
     90,000   Ventura, CA Port District COP                           6.375     08/01/2028   02/01/2021(B)       77,333
    145,000   Victor, CA Elementary School District(1)                5.600     09/01/2034   04/06/2033(B)      108,067
     60,000   Vista, CA Joint Powers Financing Authority(1)           6.100     10/01/2021   04/01/2009(A)       60,143
      5,000   Vista, CA Joint Powers Financing Authority(1)           6.250     12/01/2019   12/01/2008(A)        4,921
     20,000   Wasco, CA Improvement Bond Act 1915                     8.750     09/02/2010   03/02/2009(A)       20,803
     25,000   Wasco, CA Improvement Bond Act 1915                     8.750     09/02/2013   03/02/2009(A)       25,932
     25,000   West Contra Costa, CA Unified School
                 District(1)                                          5.000     08/01/2023   08/01/2023          24,212
    100,000   West Covina, CA Redevel. Agency Tax Allocation
                 (Executive Lodge Apartments)(1)                      5.100     09/01/2014   03/01/2009(A)       96,392
     20,000   West Patterson, CA Financing Authority Special
                 Tax                                                  5.850     09/01/2028   10/29/2026(B)       16,025
     10,000   West Patterson, CA Financing Authority Special
                 Tax                                                  6.000     09/01/2019   09/01/2019           8,961
     15,000   West Patterson, CA Financing Authority Special
                 Tax                                                  6.000     09/01/2039   05/18/2035(B)       11,517
    105,000   West Patterson, CA Financing Authority Special
                 Tax                                                  6.600     09/01/2033   12/17/2030(B)       89,389
     25,000   West Patterson, CA Financing Authority Special
                 Tax                                                  6.700     09/01/2032   04/26/2028(B)       21,731
     10,000   West Patterson, CA Financing Authority Special
                 Tax                                                  6.750     09/01/2035   05/18/2026(B)        8,641
    115,000   West Patterson, CA Financing Authority Special
                 Tax(1)                                               6.750     09/01/2036   03/22/2027(B)       99,208
     10,000   West Patterson, CA Financing Authority Special
                 Tax Community Facilities District                    5.600     09/01/2019   09/01/2019           8,659
     60,000   West Sacramento, CA Financing Authority
                 Special Tax                                          6.100     09/01/2029   02/15/2026(B)       49,624
      5,000   West Sacramento, CA Improvement Bond Act 1915           8.500     09/02/2017   03/02/2009(A)        5,158
    250,000   West Sacramento, CA Special Tax Community
                 Facilities District No. 12(1)                        5.750     09/01/2029   03/01/2009(A)      250,113
     50,000   West Sacramento, CA Special Tax Community
                 Facilities District No. 14                           6.125     09/01/2021   11/30/2018(B)       44,980
     10,000   West Sacramento, CA Special Tax Community
                 Facilities District No. 17                           5.875     09/01/2033   08/17/2029(B)        7,801
     50,000   West Sacramento, CA Special Tax Community
                 Facilities District No. 8 (Southport)                6.500     09/01/2031   08/11/2027(B)       42,971
     25,000   Western CA Municipal Water Districts                    7.125     09/02/2014   03/02/2009(A)       25,797


             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

 PRINCIPAL                                                                                    EFFECTIVE
  AMOUNT                                                             COUPON      MATURITY     MATURITY*        VALUE
-----------                                                          ------     ----------   ----------    ------------
CALIFORNIA CONTINUED
$    30,000   Yorba Linda, CA Redevel. Agency Tax
                 Allocation(1)                                        5.250%    09/01/2013   03/01/2009(A) $     30,174
     70,000   Yorba Linda, CA Redevel. Agency Tax
                 Allocation(1)                                        5.250     09/01/2023   03/01/2009(A)       68,166
     50,000   Yuba City, CA Unified School District COP(1)            4.900     02/01/2011   02/01/2009(A)       50,050
     30,000   Yuba City, CA Unified School District COP(1)            5.250     02/01/2022   02/01/2009(A)       29,409
     25,000   Yucaipa, CA Redevel. Agency (Eldorado Palms
                 Mobile Home)                                         6.000     05/01/2030   07/06/2025(B)       19,843
     30,000   Yucaipa, CA Special Tax Community Facilities
                 District No. 98-1                                    6.000     09/01/2028   01/23/2021(B)       24,487
                                                                                                           ------------
                                                                                                            258,123,842
U.S. POSSESSIONS--5.8%
    600,000   Guam Government Waterworks Authority and
                 Wastewater System(1)                                 6.000     07/01/2025   11/19/2021(B)      484,374
     60,000   Puerto Rico Children's Trust Fund (TASC)(1)             5.375     05/15/2033   05/15/2014(B)       45,249
    360,000   Puerto Rico Commonwealth GO(1)                          5.250     07/01/2032   10/01/2031(B)      305,971
    110,000   Puerto Rico IMEPCF (American Home Products)(1)          5.100     12/01/2018   12/01/2008(A)      108,462
  6,935,000   Puerto Rico ITEMECF (Cogeneration
                 Facilities)(1)                                       6.625     06/01/2026   06/01/2010(A)    6,210,986
  1,185,000   Puerto Rico ITEMECF (Mennonite General
                 Hospital)(1)                                         6.500     07/01/2012   07/01/2010(A)    1,100,225
    520,000   Puerto Rico ITEMECF (University Plaza)(1)               5.625     07/01/2013   07/01/2010(A)      525,512
  1,500,000   Puerto Rico Municipal Finance Agency, Series
                 A(1)                                                 5.250     08/01/2023   08/01/2023       1,374,255
    135,000   Puerto Rico Municipal Finance Agency, Series
                 A(1)                                                 5.500     07/01/2017   01/01/2009(A)      135,436
     75,000   Puerto Rico Port Authority, Series D(1)                 6.000     07/01/2021   09/24/2018(B)       69,710
  1,160,000   Puerto Rico Port Authority, Series D(1)                 7.000     07/01/2014   01/01/2009(A)    1,160,893
    250,000   V.I. Public Finance Authority, Series A(1)              5.250     10/01/2024   10/01/2024         204,035
    160,000   V.I. Public Finance Authority, Series A(1)              5.500     10/01/2022   01/09/2021(B)      138,098
  2,500,000   V.I. Public Finance Authority, Series A(1)              6.375     10/01/2019   10/01/2010(A)    2,533,900
  1,000,000   V.I. Water & Power Authority(1)                         5.000     07/01/2023   07/01/2023         862,000
                                                                                                           ------------
                                                                                                             15,259,106


             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                                                               VALUE
                                                                                                           ------------
TOTAL INVESTMENTS, AT VALUE (COST $311,411,438)-103.4%                                                      273,382,948
LIABILITIES IN EXCESS OF OTHER ASSETS-(3.4)                                                                  (8,945,300)
                                                                                                           ------------
NET ASSETS-100.0%                                                                                          $264,437,648
                                                                                                           ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $715,809, which represents 0.27% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                          $         --          $--
Level 2--Other Significant Observable Inputs     273,382,948           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $273,382,948          $--
                                                ============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG     Association of Bay Area Governments
CDA      Communities Devel. Authority
COP      Certificates of Participation
CVHP     Citrus Valley Health Partners
CVMC     Citrus Valley Medical Center
FH       Foothill Hospital
GO       General Obligation
GP       General Purpose
HFA      Housing Finance Agency
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
TASC     Tobacco Settlement Asset-Backed Bonds
V.I.     United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $3,107,335 as of October 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2008, municipal bond holdings with a value of $6,219,670 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,445,000 in short-term floating rate notes issued and outstanding at that date.

At October 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


PRINCIPAL
 AMOUNT      INVERSE FLOATER                          COUPON RATE(1)   MATURITY DATE      VALUE
----------   --------------------------------------   --------------   -------------   ----------
$3,440,000   CA Austin Trust Various States Inverse
                Certificates                               8.868%          2/1/42      $2,774,670

(1.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2008, securities with an aggregate market value of $342,869, representing 0.13% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.7097% as of October 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of October 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.7097%. Details of the borrowings for the period ended October 31, 2008 are as follows:

Average Daily Loan Balance    $5,142,391
Average Daily Interest Rate        3.055%
Fees Paid                     $  737,079
Interest Paid                 $   22,556

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 311,411,859
                                 =============
Gross unrealized appreciation    $     430,161
Gross unrealized depreciation      (38,459,072)
                                 -------------
Net unrealized depreciation      $ (38,028,911)
                                 =============


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008